UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (410) 345-2000

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TMSRX Multi-Strategy Total
Return Fund –
.
TMSSX Multi-Strategy Total
Return Fund–
.
I Class

T. ROWE PRICE Multi-Strategy Total Return Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Multi-Strategy Total Return Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended April 30,
2023, as inflation, though still high, moderated and central bank rate hikes appeared to be nearing an end. The rebound in most sectors from the steep losses incurred earlier in 2022 was also aided by some better-than-expected economic news, although concerns about a possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and emerging markets stocks were boosted by strong gains in
Asia, which were supported by China’s decision at the end of 2022 to lift most of its pandemic-related restrictions. Returns to U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S&P 500 Index, the communication services and information technology sectors had, by far, the strongest returns. On the other hand, the energy sector finished in negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 5.0% on a 12-month basis, the lowest level since
May 2021 and the ninth consecutive month in which the annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate- and longer-term yields declined as investors predicted that the central bank would eventually have to cut rates sooner than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.

T. ROWE PRICE Multi-Strategy Total Return Fund

As we look ahead, prominent bank failures in the U.S. and Europe in March and April have complicated an already uncertain market backdrop. U.S.
corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange
Commission adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Multi-Strategy Total Return Fund
Portfolio Summary

SECURITY DIVERSIFICATION
Non-U.S. U.S.
Percentage
of Net
Assets
1
Equity -3.6% 4.1%
2
0.5%
Common Stocks 13.7 36.4 50.1
Stock Index
Futures -19.5 -33.2 -52.7
Other Equity 2.2 0.8 3.0
Equity
Derivatives 0.0 0.0 0.0
Fixed Income 27.7% 34.1% 61.8%
Asset Backed 0.2 5.7 5.9
Bank Debt 1.8 24.9 26.7
Corporate
Bonds 20.4 33.5 53.8
Fixed Income
Futures -38.3 -37.5 -75.8
Government
Bonds 32.7 0.0 32.7
Other Fixed
Income 11.0 7.5 18.5
Convertibles 0.6% 1.3% 1.9%
Cash/Short-Term
Investments
3
2.7% 33.3% 36.0%
Total
4
27.4% 72.6% 100.0%
1
The percentage of total net assets is calculated based
on the market value of the underlying securities as of
April 30, 2023. All numbers are subject to rounding.
2
Negative percentage allocations represent short
positions.
3
A significant portion of the fund's balance is held
in cash and short-term investments as collateral for
derivatives.
4
Security diversification is derived using the fund’s
direct holdings plus exposure gained indirectly through
the fund’s holdings in underlying funds.

T. ROWE PRICE Multi-Strategy Total Return Fund

BOND PORTFOLIO PROFILE
Periods Ended 10/31/22 4/30/23
Weighted Average Effective
Duration (years) 1.3 1.1
Weighted Average Maturity
(years) 5.3 4.7
Credit Quality Diversification*
U.S. Government
Agencies** 0.0% 0.0%
U.S. Treasuries*** 7.3  0.0
AAA 5.6  4.4
AA 5.1  5.2
A 6.8  4.2
BBB 23.2  31.9
BB and Below 48.2  52.3
Not Rated 3.8  2.0
Total
100.0% 100.0%
* Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. If the rating agencies differ, the
highest rating is applied to the security. If a rating is
not available, the security is classified as Not Rated.
T. Rowe Price uses the rating of the underlying
investment vehicle to determine the creditworthiness
of credit default swaps and sovereign securities. The
fund is not rated by any agency.
** U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
*** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.

T. ROWE PRICE Multi-Strategy Total Return Fund

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
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OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
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ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.

T. ROWE PRICE Multi-Strategy Total Return Fund

Apple
0.6%
Microsoft
0.6
Amazon.com
0.4
Daiichi Sankyo
0.4
Eli Lilly
0.3
London Stock Exchange
Group
0.3
UnitedHealth Group
0.3
Meta Platforms
0.3
T-Mobile U.S.
0.3
MasterCard
0.3
Total
3.8%
United Mexican States
2.4%
United Kingdom Gilt
1.9
Brazil Notas do Tesouro
Nacional
1.1
Republic of South Africa
1.0
Charter Communications
0.9
HCA Healthcare
0.9
T-Mobile U.S.
0.8
Deutsche Bundesrepublik
0.8
Republic of Colombia
0.7
Ardagh Packaging Finance
0.7
Total
11.2%
PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
Stocks
Percent of
Net Assets
4/30/23
Bonds
Percent of
Net Assets
4/30/23
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Multi-Strategy Total Return Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Multi-Strategy Total Return Fund

MULTI-STRATEGY TOTAL RETURN FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Investor Class
Actual $1,000.00 $1,028.50 $5.99
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.89   5.96
I Class
Actual   1,000.00   1,029.00   5.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.59   5.26
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 1.19%, and
the
2
I Class was 1.05%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights
9
For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
2/23/18
(1)
Through
10/31/18 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 9 .49 $ 10 .70 $ 10 .56 $ 9 .75 $ 9 .70 $ 10 .00
Investment activities
Net investment
income
(2)(3)
0 .17 0 .15 0 .10 0 .16 0 .26 0 .12
Net realized and
unrealized gain/loss 0 .10 ( 1 .07 ) 0 .40 0 .92 0 .12 ( 0 .42 )
Total from
investment activities 0 .27 ( 0 .92 ) 0 .50 1 .08 0 .38 ( 0 .30 )
Distributions
Net investment
income ( 0 .14 ) ( 0 .05 ) ( 0 .09 ) ( 0 .25 ) ( 0 .18 ) —
Net realized gain ( 0 .08 ) ( 0 .24 ) ( 0 .27 ) ( 0 .02 ) ( 0 .15 ) —
Total distributions ( 0 .22 ) ( 0 .29 ) ( 0 .36 ) ( 0 .27 ) ( 0 .33 ) —
NET ASSET VALUE
End of period $ 9 .54 $ 9 .49 $ 10 .70 $ 10 .56 $ 9 .75 $ 9 .70

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights
10
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
2/23/18
(1)
Through
10/31/18 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(3)(4)
2 .85% ( 8 .75 ) % 4 .74% 11 .34% 4 .09% ( 3 .00 ) %
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by Price
Associates 1 .34%
(5)
1 .37% 1 .32% 1 .56% 1 .84% 1 .71%
(5)
Net expenses after
waivers/payments
by Price Associates 1 .19%
(5)
1 .19% 1 .04% 1 .05% 1 .06% 0 .95%
(5)
Net investment
income 3 .58%
(5)
1 .49% 0 .96% 1 .55% 2 .69% 1 .86%
(5)
Portfolio turnover rate 57 .6% 133 .8% 144 .8% 99 .5% 83 .8% 82 .1%
Net assets, end of
period (in thousands) $33,361 $42,153 $119,258 $120,127 $57,579 $58,522
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights
11
For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
2/23/18
(1)
Through
10/31/18 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 9 .55 $ 10 .75 $ 10 .59 $ 9 .76 $ 9 .70 $ 10 .00
Investment activities
Net investment
income
(2)(3)
0 .17 0 .17 0 .08 0 .17 0 .27 0 .14
Net realized and
unrealized gain/loss 0 .10 ( 1 .08 ) 0 .44 0 .93 0 .12 ( 0 .44 )
Total from
investment activities 0 .27 ( 0 .91 ) 0 .52 1 .10 0 .39 ( 0 .30 )
Distributions
Net investment
income ( 0 .24 ) ( 0 .05 ) ( 0 .09 ) ( 0 .25 ) ( 0 .18 ) —
Net realized gain ( 0 .08 ) ( 0 .24 ) ( 0 .27 ) ( 0 .02 ) ( 0 .15 ) —
Total distributions ( 0 .32 ) ( 0 .29 ) ( 0 .36 ) ( 0 .27 ) ( 0 .33 ) —
NET ASSET VALUE
End of period $ 9 .50 $ 9 .55 $ 10 .75 $ 10 .59 $ 9 .76 $ 9 .70

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights
12
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
2/23/18
(1)
Through
10/31/18 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(3)(4)
2 .90% ( 8 .62 ) % 4 .92% 11 .54% 4 .19% ( 3 .00 ) %
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by Price
Associates 1 .14%
(5)
1 .14% 1 .12% 1 .50% 1 .74% 1 .70%
(5)
Net expenses after
waivers/payments
by Price Associates 1 .05%
(5)
1 .05% 1 .01% 0 .90% 0 .90% 0 .90%
(5)
Net investment
income 3 .73%
(5)
1 .77% 0 .73% 1 .70% 2 .83% 2 .05%
(5)
Portfolio turnover rate 57 .6% 133 .8% 144 .8% 99 .5% 83 .8% 82 .1%
Net assets, end of
period (in thousands) $308,519 $310,096 $334,438 $8,777 $4,308 $9,094
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Multi-Strategy Total Return Fund
April 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.1%
Government Bonds 0.1%
Republic of Angola, 8.00%, 11/26/29 (USD)  (1) 545,000 461
Total Angola (Cost
$461
)
461
ARGENTINA 0.0%
Common Stocks 0.0%
MercadoLibre (USD)  (2) 78 100
Total Argentina (Cost
$70
)
100
AUSTRALIA 0.3%
Common Stocks 0.1%
BHP Group  1,406 42
Goodman Group  1,270 16
IGO  2,759 25
Newcrest Mining  821 16
Northern Star Resources  3,139 28
Rio Tinto  333 25
South32  11,746 33
185
Government Bonds 0.2%
Commonwealth of Australia, Series 162, 1.75%, 6/21/51  1,731,000 744
744
Total Australia (Cost
$933
)
929
AUSTRIA 0.3%
Common Stocks 0.0%
BAWAG Group  182 9
OMV  354 17
26
Corporate Bonds 0.3%
Benteler International, 9.375%, 5/15/28  (3) 285,000 314
Benteler International, 10.50%, 5/15/28 (USD)  (3) 605,000 605
919
Total Austria (Cost
$944
)
945

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  (3) 310,000 240
Total Bahamas (Cost
$242
)
240
BRAZIL 1.6%
Common Stocks 0.0%
NU Holdings, Class A (USD)  (2) 8,215 42
42
Corporate Bonds 0.5%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  260,000 219
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD)  (3) 200,000 153
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  (3) 1,180,000 947
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 248
MercadoLibre, 3.125%, 1/14/31 (USD)  200,000 155
1,722
Government Bonds 1.1%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  15,681,000 2,983
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  3,083,000 554
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  826,000 145
3,682
Total Brazil (Cost
$5,589
)
5,446
CANADA 1.7%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52  (3) 305,000 208
208
Bank Loans 0.1% (4)
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 4.25%, 9.293%, 3/27/28  (5) 169,024 122
Xplornet Communications, FRN, 1M USD LIBOR + 7.00%,
11.84%, 10/1/29 (USD)  (5) 85,000 51
173
Common Stocks 0.5%
Agnico Eagle Mines (USD)  194 11
Brookfield (USD)  787 26
Canadian Natural Resources  849 52

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Canadian Pacific Kansas City (USD)  7,973 629
Constellation Software  17 33
Descartes Systems Group (USD)  (2) 193 15
ERO Copper  (2) 1,064 21
First Quantum Minerals  1,276 31
Franco-Nevada  233 35
Magna International (USD)  435 23
MDA  (2) 8,290 41
Nutrien (USD)  6,676 463
Shopify, Class A (USD)  (2) 6,752 327
Suncor Energy  1,736 54
TC Energy (USD)  534 22
Teck Resources, Class B (USD)  380 18
Whitecap Resources  1,581 13
1,814
Corporate Bonds 0.6%
1011778 BC ULC, 5.75%, 4/15/25 (USD)  (1)(3) 1,205,000 1,206
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD)  (6) 200,000 204
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  570,000 572
1,982
Government Bonds 0.4%
Government of Canada, 1.75%, 12/1/53  426,000 241
Government of Canada, 2.50%, 12/1/32  1,765,000 1,266
1,507
Total Canada (Cost
$5,729
)
5,684
CHILE 0.4%
Corporate Bonds 0.4%
AES Andes, VR, 7.125%, 3/26/79 (USD)  (6) 310,000 292
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 190
Empresa de Transporte de Pasajeros Metro, 3.65%, 5/7/30
(USD)  300,000 280
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  310,000 292
VTR Comunicaciones, 5.125%, 1/15/28 (USD)  310,000 174
Total Chile (Cost
$1,374
)
1,228
CHINA 0.8%
Common Stocks 0.3%
58.com (USD)  (2)(5) 22,100 —
Alibaba Group Holding (HKD)  (2) 6,100 65
BeiGene, ADR (USD)  (2) 72 18

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Beijing Capital International Airport, Class H (HKD)  (2) 44,000 34
H World Group, ADR (USD)  (2) 4,194 197
Kanzhun, ADR (USD)  (2) 6,583 122
KE Holdings, ADR (USD)  (2) 2,659 42
Legend Biotech, ADR (USD)  (2) 269 18
Li Ning (HKD)  3,000 21
Silergy (TWD)  5,000 79
Tencent Holdings (HKD)  9,609 427
Wuxi Biologics Cayman (HKD)  (2) 500 3
Zai Lab, ADR (USD)  (2) 177 6
1,032
Common Stocks - China A Shares 0.1%
Fuyao Glass Industry Group, A Shares (CNH)  5,300 26
Kweichow Moutai, A Shares (CNH)  100 26
NARI Technology, A Shares (CNH)  11,628 44
Shenzhen Inovance Technology, A Shares (CNH)  2,400 21
117
Convertible Bonds 0.2%
PDD Holdings, Zero Coupon, 12/1/25 (USD)  325,000 309
Vnet Group, Zero Coupon, 2/1/26 (USD)  530,000 419
728
Corporate Bonds 0.2%
Country Garden Holdings, 3.30%, 1/12/31 (USD)  360,000 141
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  (2)(7) 1,515,000 144
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 141
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  (2)(7) 200,000 25
Times China Holdings, 6.75%, 7/8/25 (USD)  (2)(7) 200,000 26
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  310,000 286
763
Total China (Cost
$3,122
)
2,640
COLOMBIA 1.2%
Corporate Bonds 0.5%
Aris Mining, 6.875%, 8/9/26 (USD)  (3) 640,000 508
Banco de Bogota, 6.25%, 5/12/26 (USD)  310,000 301
Bancolombia, VR, 6.909%, 10/18/27 (USD)  (6) 250,000 234
Ecopetrol, 6.875%, 4/29/30 (USD)  300,000 271
Geopark, 5.50%, 1/17/27 (USD)  300,000 250
1,564
Government Bonds 0.7%
Republic of Colombia, 3.875%, 4/25/27 (USD)  300,000 271
Republic of Colombia, 4.50%, 1/28/26 (USD)  200,000 191

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Colombia, Series B, 7.00%, 3/26/31  3,590,000,000 586
Republic of Colombia, Series B, 13.25%, 2/9/33  6,365,800,000 1,445
2,493
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $15 (USD)  (2)(8) † 16
16
Total Colombia (Cost
$4,246
)
4,073
COSTA RICA 0.2%
Corporate Bonds 0.2%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31
(USD)  (3) 585,000 567
Total Costa Rica (Cost
$585
)
567
CYPRUS 0.0%
Government Bonds 0.0%
Republic of Cyprus, 2.75%, 5/3/49  210,000 184
Total Cyprus (Cost
$165
)
184
CZECH REPUBLIC 0.3%
Government Bonds 0.3%
Czech Republic Government Bond, Series 94, 0.95%, 5/15/30  7,700,000 282
Czech Republic Government Bond, Series 130, 0.05%,
11/29/29  8,200,000 284
Czech Republic Government Bond, Series 138, 1.75%, 6/23/32  16,000,000 599
Total Czech Republic (Cost
$1,117
)
1,165
DENMARK 0.1%
Common Stocks 0.0%
Ascendis Pharma, ADR (USD)  (2) 1,362 95
Genmab  (2) 38 16
Novo Nordisk, ADR (USD)  79 13
124
Corporate Bonds 0.1%
Danske Bank, VR, 1.226%, 6/22/24 (USD)  (3)(6) 225,000 223
223
Total Denmark (Cost
$372
)
347

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 5.95%, 1/25/27 (USD)  310,000 308
Dominican Republic, 6.00%, 7/19/28 (USD)  230,000 228
Total Dominican Republic (Cost
$543
)
536
ECUADOR 0.2%
Government Bonds 0.2%
Republic of Ecuador, STEP, 5.50%, 7/31/30 (USD)  (3) 560,000 298
Republic of Ecuador, STEP, 5.50%, 7/31/30 (USD)  660,000 352
Total Ecuador (Cost
$604
)
650
FINLAND 0.0%
Common Stocks 0.0%
Kojamo  734 9
UPM-Kymmene  672 22
Total Finland (Cost
$33
)
31
FRANCE 0.5%
Common Stocks 0.4%
Airbus  5,379 753
Alstom  1,640 41
AXA  850 28
Eurofins Scientific  420 29
Hermes International  29 63
LVMH Moet Hennessy Louis Vuitton  156 150
Pernod Ricard  265 61
Safran  464 72
Schneider Electric  493 86
SPIE  1,008 32
TotalEnergies  1,725 110
Verallia  332 14
1,439
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7  (2)
(5)(8) 8 6
6

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
Altice France Holding, 4.00%, 2/15/28  100,000 66
Societe Generale, VR, 8.00% (USD)  (6)(9) 200,000 187
253
Total France (Cost
$1,378
)
1,698
GEORGIA 0.1%
Corporate Bonds 0.1%
Georgian Railway, 4.00%, 6/17/28 (USD)  310,000 267
Total Georgia (Cost
$274
)
267
GERMANY 1.3%
Common Stocks 0.2%
Covestro  (2) 388 17
Daimler Truck Holding  (2) 1,465 48
Infineon Technologies  4,153 151
SAP  3,301 447
Siemens  797 131
Zalando  (2) 332 14
808
Corporate Bonds 0.1%
TK Elevator Holdco, 7.625%, 7/15/28 (USD)  (1)(3) 400,000 352
352
Government Bonds 0.8%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  2,457,269 2,703
2,703
Preferred Stocks 0.2%
Dr. Ing. h.c. F. Porsche  (2) 162 20
Sartorius  (1) 1,573 612
Volkswagen  235 32
664
Total Germany (Cost
$4,610
)
4,527
GHANA 0.2%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  655,000 586
Total Ghana (Cost
$609
)
586

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
GUATEMALA 0.2%
Government Bonds 0.2%
Republic of Guatemala, 4.875%, 2/13/28 (USD)  300,000 293
Republic of Guatemala, 4.90%, 6/1/30 (USD)  300,000 287
Total Guatemala (Cost
$601
)
580
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  53,400 581
Samsonite International  (2) 6,900 22
Techtronic Industries  26,500 287
Total Hong Kong (Cost
$776
)
890
HUNGARY 0.7%
Common Stocks 0.0%
OTP Bank  5,509 168
Wizz Air Holdings (GBP)  (2) 67 2
170
Government Bonds 0.7%
Magyar Export-Import Bank, 6.125%, 12/4/27 (USD)  (3) 420,000 424
Republic of Hungary, 6.125%, 5/22/28 (USD)  (3) 270,000 280
Republic of Hungary, Series 27/A, 3.00%, 10/27/27  128,000,000 296
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  131,000,000 324
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  314,290,000 744
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  169,080,000 319
2,387
Total Hungary (Cost
$2,429
)
2,557
INDIA 0.8%
Common Stocks 0.2%
HDFC Bank  19,277 399
ICICI Bank  34,608 391
Larsen & Toubro  1,394 40
Voltas  1,969 19
849
Corporate Bonds 0.3%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  283,650 216
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  267,000 191

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
HDFC Bank, VR, 3.70% (USD)  (6)(9) 310,000 268
REC, 2.25%, 9/1/26 (USD)  300,000 272
947
Government Bonds 0.3%
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  (1) 300,000 246
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  300,000 286
Republic of India, 6.45%, 10/7/29  32,000,000 378
910
Total India (Cost
$2,797
)
2,706
INDONESIA 0.6%
Corporate Bonds 0.5%
Bank Mandiri Persero, 5.50%, 4/4/26 (USD)  300,000 304
Bank Negara Indonesia Persero, VR, 4.30% (USD)  (6)(9) 620,000 512
Cikarang Listrindo, 4.95%, 9/14/26 (USD)  300,000 282
Minejesa Capital, 4.625%, 8/10/30 (USD)  300,000 265
Pakuwon Jati, 4.875%, 4/29/28 (USD)  (1) 300,000 264
1,627
Government Bonds 0.1%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  5,680,000,000 398
398
Total Indonesia (Cost
$1,983
)
2,025
IRELAND 0.2%
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 131
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  310,000 254
AerCap Ireland Capital, FRN, SOFR + 0.68%, 5.52%, 9/29/23
(USD)  150,000 150
Total Ireland (Cost
$597
)
535
ISRAEL 0.9%
Corporate Bonds 0.5%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD)  (3)(6) 300,000 251
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (USD)  (3)(6) 325,000 283
Energean Israel Finance, 4.875%, 3/30/26 (USD)  (3) 280,000 258
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29
(EUR)  185,000 207
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  100,000 113

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29
(USD)  200,000 209
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31
(USD)  (1) 200,000 210
1,531
Government Bonds 0.4%
State of Israel, Series 0347, 3.75%, 3/31/47  4,924,000 1,253
State of Israel, Series 1152, 2.80%, 11/29/52  1,150,000 236
1,489
Total Israel (Cost
$3,403
)
3,020
ITALY 0.5%
Common Stocks 0.3%
Davide Campari-Milano  3,759 48
Ferrari (USD)  2,331 650
GVS  (2) 2,465 17
PRADA (HKD)  59,600 439
1,154
Corporate Bonds 0.2%
Enel Finance International, 7.75%, 10/14/52 (USD)  (3) 200,000 233
Intesa Sanpaolo, VR, 4.198%, 6/1/32 (USD)  (3)(6) 400,000 303
536
Government Bonds 0.0%
Italy Buoni Poliennali Del Tesoro, Series 8Y, 4.00%, 10/30/31  (3) 136,000 150
150
Total Italy (Cost
$1,500
)
1,840
IVORY COAST 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  560,000 504
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  (1) 310,000 297
Total Ivory Coast (Cost
$811
)
801
JAPAN 0.8%
Common Stocks 0.8%
Asics  1,100 31
Daiichi Sankyo  35,800 1,229
Daikin Industries  400 73
Food & Life  900 22

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Harmonic Drive Systems  10,600 324
Hoshizaki  1,800 63
Industrial & Infrastructure Fund Investment  3 3
Keyence  1,100 496
Mitsubishi UFJ Financial Group  33,900 212
Mitsui Fudosan  900 18
Miura  1,900 51
Nippon Sanso Holdings  2,800 51
Recruit Holdings  500 14
Seven & i Holdings  800 36
Sony Group  600 54
Suzuki Motor  900 31
Total Japan (Cost
$2,265
)
2,708
JORDAN 0.2%
Government Bonds 0.2%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  300,000 270
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  (1)(3) 400,000 404
Total Jordan (Cost
$672
)
674
KAZAKHSTAN 0.2%
Common Stocks 0.0%
NAC Kazatomprom, GDR (USD)  601 17
17
Corporate Bonds 0.2%
KazMunayGas National, 5.375%, 4/24/30 (USD)  310,000 285
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  300,000 227
512
Total Kazakhstan (Cost
$574
)
529
LUXEMBOURG 0.2%
Bank Loans 0.2% (4)
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.25%, 9.443%,
2/1/29 (USD)  (10) 595,990 588
Total Luxembourg (Cost
$588
)
588

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 0.1%
Government Bonds 0.1%
Government of Malaysia, Series 0518, 4.921%, 7/6/48  1,280,000 319
Total Malaysia (Cost
$312
)
319
MAURITIUS 0.1%
Corporate Bonds 0.1%
Axian Telecom, 7.375%, 2/16/27 (USD)  (3) 230,000 210
Axian Telecom, 7.375%, 2/16/27 (USD)  310,000 282
Total Mauritius (Cost
$536
)
492
MEXICO 3.4%
Common Stocks 0.0%
Grupo Mexico, Series B  2,962 14
14
Corporate Bonds 1.1%
Axtel, 6.375%, 11/14/24 (USD)  (3) 450,000 394
Banco Mercantil del Norte, VR, 6.75% (USD)  (6)(9) 310,000 297
Banco Nacional de Comercio Exterior SNC, VR, 2.72%, 8/11/31
(USD)  (6) 300,000 255
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)  (6) 310,000 274
Comision Federal de Electricidad, 4.75%, 2/23/27 (USD)  (1) 240,000 231
Electricidad Firme de Mexico Holdings, 4.90%, 11/20/26 (USD)  300,000 264
Mexico City Airport Trust, 4.25%, 10/31/26 (USD)  290,000 279
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  310,000 258
Petroleos Mexicanos, 6.49%, 1/23/27 (USD)  250,000 224
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  (1) 715,000 606
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  835,000 644
3,726
Government Bonds 2.3%
United Mexican States, 4.50%, 4/22/29 (USD)  280,000 277
United Mexican States, 6.35%, 2/9/35 (USD)  200,000 215
United Mexican States, Series M, 5.75%, 3/5/26  18,070,000 911
United Mexican States, Series M, 7.50%, 6/3/27  71,770,000 3,778
United Mexican States, Series M, 7.50%, 5/26/33  16,900,000 858
United Mexican States, Series M, 7.75%, 5/29/31  14,210,000 742
United Mexican States, Series M, 8.00%, 11/7/47  5,560,000 275

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, Series M, 8.50%, 5/31/29  17,916,000 982
8,038
Total Mexico (Cost
$11,541
)
11,778
MOROCCO 0.2%
Corporate Bonds 0.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  310,000 282
282
Government Bonds 0.1%
Kingdom of Morocco, 5.95%, 3/8/28 (USD)  (3) 270,000 277
Kingdom of Morocco, 6.50%, 9/8/33 (USD)  (3) 240,000 250
527
Total Morocco (Cost
$811
)
809
NETHERLANDS 0.4%
Common Stocks 0.4%
Adyen  (2) 195 313
Akzo Nobel  305 25
Argenx, ADR (USD)  (2) 132 51
ASM International  175 64
ASML Holding  1,120 711
ASML Holding (USD)  54 34
Heineken  (1) 355 41
ING Groep  804 10
TKH Group, CVA  735 36
Universal Music Group  539 12
Total Netherlands (Cost
$1,061
)
1,297
NEW ZEALAND 0.3%
Government Bonds 0.3%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  2,036,000 955
Total New Zealand (Cost
$1,130
)
955
NORTH MACEDONIA 0.0%
Government Bonds 0.0%
Republic of North Macedonia, 2.75%, 1/18/25 (EUR)  140,000 146
Total North Macedonia (Cost
$142
)
146

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
NORWAY 0.0%
Common Stocks 0.0%
Bakkafrost  414 30
Equinor  2,279 66
Norsk Hydro  2,805 21
TGS  1,051 16
Total Norway (Cost
$123
)
133
OMAN 0.3%
Corporate Bonds 0.2%
OmGrid Funding, 5.196%, 5/16/27 (USD)  300,000 292
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 292
584
Government Bonds 0.1%
Sultanate of Oman, 4.75%, 6/15/26 (USD)  320,000 314
314
Total Oman (Cost
$911
)
898
PANAMA 0.3%
Corporate Bonds 0.2%
Banco General, VR, 5.25% (USD)  (6)(9) 300,000 255
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 247
502
Government Bonds 0.1%
Republic of Panama, 3.16%, 1/23/30 (USD)  250,000 222
Republic of Panama, 6.40%, 2/14/35 (USD)  200,000 212
434
Total Panama (Cost
$985
)
936
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  370,000 300
Total Paraguay (Cost
$306
)
300

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.6%
Common Stocks 0.0%
Southern Copper (USD)  613 47
47
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD)  (6) 310,000 284
Consorcio Transmantaro, 5.20%, 4/11/38 (USD)  (3) 200,000 185
InRetail Consumer, 3.25%, 3/22/28 (USD)  300,000 258
727
Government Bonds 0.4%
Fondo MIVIVIENDA, 4.625%, 4/12/27 (USD)  300,000 289
Republic of Peru, 5.94%, 2/12/29  1,250,000 319
Republic of Peru, 6.15%, 8/12/32  1,150,000 284
Republic of Peru, 6.95%, 8/12/31  1,200,000 316
1,208
Total Peru (Cost
$1,928
)
1,982
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 6.25%, 1/14/36  23,000,000 407
Total Philippines (Cost
$542
)
407
PORTUGAL 0.0%
Common Stocks 0.0%
Galp Energia  3,131 38
Jeronimo Martins  1,177 29
Total Portugal (Cost
$57
)
67
ROMANIA 0.4%
Government Bonds 0.4%
Republic of Romania, 2.125%, 3/7/28 (EUR)  220,000 209
Republic of Romania, 3.00%, 2/27/27 (USD)  260,000 238
Republic of Romania, Series 10Y, 5.00%, 2/12/29  4,500,000 904
Total Romania (Cost
$1,651
)
1,351

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 0.1%
Corporate Bonds 0.1%
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD)  (6) 200,000 190
TMS Issuer, 5.78%, 8/23/32 (USD)  (3) 200,000 211
Total Saudi Arabia (Cost
$404
)
401
SENEGAL 0.1%
Government Bonds 0.1%
Republic of Senegal, 6.25%, 5/23/33 (USD)  (1) 310,000 244
Total Senegal (Cost
$290
)
244
SERBIA 0.3%
Government Bonds 0.3%
Republic of Serbia, 2.125%, 12/1/30 (USD)  (1) 310,000 243
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  100,000,000 809
Total Serbia (Cost
$1,351
)
1,052
SINGAPORE 0.1%
Common Stocks 0.0%
Sea, ADR (USD)  (2) 178 13
13
Corporate Bonds 0.1%
DBS Group Holdings, VR, 3.30% (USD)  (1)(6)(9) 290,000 273
273
Total Singapore (Cost
$281
)
286
SOUTH AFRICA 1.0%
Corporate Bonds 0.0%
Transnet, 8.25%, 2/6/28 (USD)  (1)(3) 200,000 199
199
Government Bonds 1.0%
Republic of South Africa, Series R186, 10.50%, 12/21/26  26,400,000 1,517
Republic of South Africa, Series R213, 7.00%, 2/28/31  18,350,000 814
Republic of South Africa, Series 2030, 8.00%, 1/31/30  9,880,000 484

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of South Africa, Series 2048, 8.75%, 2/28/48  13,199,000 543
3,358
Total South Africa (Cost
$4,006
)
3,557
SOUTH KOREA 0.1%
Common Stocks 0.0%
Hyundai Mobis  211 35
Samsung Electronics  3,010 148
183
Corporate Bonds 0.1%
SK Hynix, 6.375%, 1/17/28 (USD)  (3) 200,000 201
201
Total South Korea (Cost
$380
)
384
SPAIN 0.2%
Common Stocks 0.2%
Amadeus IT Group, Class A  (2) 11,187 786
Cellnex Telecom  191 8
Total Spain (Cost
$650
)
794
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)  (2)(7) 310,000 111
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)  (2)(7) 560,000 200
Republic of Sri Lanka Treasury Bills, Series 91, 23.307%, 7/7/23  96,000,000 286
Total Sri Lanka (Cost
$655
)
597
SURINAME 0.2%
Government Bonds 0.2%
Republic of Suriname, 9.25%, 10/26/26 (USD)  (2)(7) 1,200,000 862
Total Suriname (Cost
$883
)
862
SWEDEN 0.4%
Bank Loans 0.2% (4)
Anticimex Global, FRN, 3M USD LIBOR + 3.50%, 8.453%,
11/16/28 (USD)  592,500 585

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Anticimex Global, FRN, 3M USD LIBOR + 4.00%, 8.953%,
11/16/28 (USD)  (5) 98,750 98
683
Common Stocks 0.1%
Boliden  (1) 776 28
Epiroc, Class B  1,085 19
Sandvik  (1) 1,112 22
Spotify Technology (USD)  (2) 232 31
Svenska Cellulosa, Class B  22,679 311
411
Corporate Bonds 0.1%
Castellum, 2.125%, 11/20/23 (EUR)  (1) 200,000 215
215
Total Sweden (Cost
$1,309
)
1,309
SWITZERLAND 0.1%
Common Stocks 0.1%
Cie Financiere Richemont, Class A  1,137 188
Julius Baer Group  588 42
Montana Aerospace  (2) 969 17
Nestle  981 126
On Holding, Class A (USD)  (1)(2) 582 19
Roche Holding  77 24
Total Switzerland (Cost
$383
)
416
TAIWAN 0.2%
Common Stocks 0.2%
Taiwan Semiconductor Manufacturing  50,000 819
Total Taiwan (Cost
$907
)
819
THAILAND 0.6%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD)  (6) 310,000 266
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  300,000 291
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  (1) 310,000 200
757
Government Bonds 0.4%
Kingdom of Thailand, 3.60%, 6/17/67  10,500,000 308

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  31,641,960 893
1,201
Total Thailand (Cost
$2,160
)
1,958
UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
DAE Sukuk Difc, 3.75%, 2/15/26 (USD)  300,000 290
Total United Arab Emirates (Cost
$293
)
290
UNITED KINGDOM 3.1%
Bank Loans 0.2% (4)
Motion Finco, FRN, 3M USD LIBOR + 3.25%, 8.409%, 11/12/26
(USD)  738,820 727
727
Common Stocks 0.6%
Anglo American  471 15
Ashtead Group  3,547 204
AstraZeneca, ADR (USD)  1,342 98
BP, ADR (USD)  1,420 57
Compass Group  2,158 57
Derwent London  10,294 311
Direct Line Insurance Group  795 2
Farfetch, Class A (USD)  (1)(2) 976 4
London Stock Exchange Group  9,999 1,050
Next  201 17
Novocure (USD)  (2) 321 21
Rentokil Initial  4,585 36
Shell  2,303 71
Trainline  (2) 9,533 30
Unilever (EUR)  1,044 58
UNITE Group  929 11
Wise, Class A  (2) 4,624 32
2,074
Corporate Bonds 0.4%
Barclays, VR, 8.875%  (6)(9) 400,000 459
Clear Channel International, 6.625%, 8/1/25 (USD)  (1)(3) 400,000 393
Rolls-Royce, 3.625%, 10/14/25 (USD)  (3) 700,000 659
1,511
Government Bonds 1.9%
United Kingdom Gilt, 1.625%, 10/22/28  1,790,000 2,029

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/24  3,506,372 4,383
6,412
Total United Kingdom (Cost
$10,311
)
10,724
UNITED STATES 39.6%
Asset-Backed Securities 2.2%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28  (3) 465,000 414
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53  (3) 465,000 465
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41  (3) 399,777 367
Carmax Auto Owner Trust, Series 2019-3, Class D, 2.85%,
1/15/26  705,000 696
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  65,000 65
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  45,554 43
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26  (3) 80,000 80
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34  (3) 56,297 52
Exeter Automobile Receivables Trust, Series 2022-2A, Class D,
4.56%, 7/17/28  340,000 326
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49  (3) 260,000 248
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48  (3) 754,450 714
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52  (3) 248,125 248
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%,
6/15/25  120,000 120
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51  (3) 265,275 215
HPS Loan Management, Series 11A-17, Class CR, CLO, FRN,
3M USD LIBOR + 1.95%, 6.756%, 5/6/30  (3) 335,000 315
JPMorgan Chase Bank, Series 2021-1, Class D, 1.174%,
9/25/28  (3) 67,429 65
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%,
2/26/29  (3) 109,341 103
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29  (3) 222,731 209
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  125,000 125
Nissan Auto Lease Trust, Series 2023-A, Class A2A, 5.10%,
3/17/25  125,000 125

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Octane Receivables Trust, Series 2021-1A, Class A, 0.93%,
3/22/27  (3) 64,566 63
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28  (3) 44,015 42
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29  (3) 320,000 283
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29  (3) 91,918 92
Octane Receivables Trust, Series 2023-1A, Class D, 7.76%,
3/20/30  (3) 300,000 305
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30  (3) 295,000 276
Progress Residential Trust, Series 2020-SFR2, Class B, 2.578%,
6/17/37  (3) 260,000 244
Progress Residential Trust, Series 2020-SFR3, Class F, 2.796%,
10/17/27  (3) 140,000 126
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39  (3) 100,000 96
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32  (3) 381,723 373
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32  (3) 337,931 335
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class
D, 8.197%, 12/15/32  (3) 207,640 207
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33  (3) 293,175 252
7,689
Bank Loans 8.9% (4)
Applied Systems, FRN, 1M TSFR + 4.50%, 9.398%, 9/18/26  1,300,000 1,301
Aramark Services, FRN, 1M USD LIBOR + 1.75%, 3/11/25  (10) 1,500,000 1,493
Aretec Group, FRN, 1M TSFR + 4.25%, 9.332%, 10/1/25  88,612 88
Asurion, FRN, 1M TSFR + 4.25%, 9.332%, 8/19/28  333,372 309
Asurion, FRN, 1M USD LIBOR + 3.00%, 8.025%, 11/3/24  635,339 634
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.275%, 1/31/28  101,879 85
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.275%, 1/20/29  700,000 578
Centurion Pipeline, FRN, 3M USD LIBOR + 3.25%, 9/29/25  (10) 400,000 400
Charter Communications Operating, FRN, 1M USD LIBOR +
1.75%, 6.795%, 4/30/25  997,368 995
Charter Next Generation, FRN, 1M TSFR + 3.75%, 8.847%,
12/1/27  602,836 594
CNT Holdings I, FRN, 1M TSFR + 3.50%, 8.459%, 11/8/27  589,474 583
ConnectWise, FRN, 3M USD LIBOR + 3.50%, 8.525%, 9/29/28  592,500 574
Delta Topco, FRN, 3M USD LIBOR + 7.25%, 12.156%, 12/1/28  310,000 280
Diamond, FRN, 3M USD LIBOR + 2.75%, 8.056%, 9/29/28  1,111,985 1,110
Edelman Financial Engines Center, FRN, 1M USD LIBOR +
6.75%, 11.775%, 7/20/26  805,000 750

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
11.159%, 5/21/29  465,000 423
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%,
11.659%, 5/21/29  145,000 132
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 12.832%,
7/31/28  605,000 601
Fertitta Entertainment, FRN, 1M TSFR + 4.00%, 8.982%,
1/27/29  495,000 481
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 3/31/25  (10) 500,000 499
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.00%, 8.025%,
10/7/26  (5) 86,669 86
Heartland Dental, FRN, 3M USD LIBOR + 3.75%, 8.775%,
4/30/25  981,974 950
HUB International, FRN, 1M USD LIBOR + 3.25%, 8.511%,
4/25/25  797,959 796
Infinite Bidco, FRN, 3M USD LIBOR + 3.25%, 8.409%, 3/2/28  393,015 376
Infinite Bidco, FRN, 3M USD LIBOR + 7.00%, 12.159%, 3/2/29  400,000 338
IRB Holding, FRN, 1M TSFR + 3.00%, 8.082%, 12/15/27  529,829 521
Life Time, FRN, 3M USD LIBOR + 4.75%, 9.775%, 12/16/24  (10) 1,600,000 1,598
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 8.775%, 9/13/24  611,767 608
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 8.775%, 9/13/24  882,146 878
MIC Glen, FRN, 1M USD LIBOR + 3.50%, 8.525%, 7/21/28  196,250 190
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 11.775%, 7/20/29  800,000 736
NCL Corp., FRN, 1M TSFR + 2.25%, 7.248%, 1/2/25  403,692 395
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 9.995%, 4/11/29  239,000 213
PetSmart, FRN, 1M TSFR + 3.75%, 8.832%, 2/11/28  589,500 587
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
8.347%, 3/10/28  588,737 570
RealPage, FRN, 1M USD LIBOR + 3.00%, 8.025%, 4/24/28  852,025 827
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.525%, 4/23/29  795,000 743
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%,
9.082%, 8/14/26  278,281 275
Select Medical, FRN, 1M USD LIBOR + 2.50%, 7.53%, 3/6/25  800,000 797
Sophia, FRN, 3M USD LIBOR + 3.50%, 8.659%, 10/7/27  994,733 981
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 8.525%,
2/5/27  490,956 480
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.525%,
2/4/28  495,000 453
Talen Energy Supply, FRN, 3M TSFR + 4.75%, 9.518%,
11/13/23  (2) 700,000 700
Univision Communications, FRN, 3M USD LIBOR + 2.75%,
7.775%, 3/15/24  322,717 323
Upbound Group, FRN, 1M USD LIBOR + 3.25%, 8.563%,
2/17/28  410,318 404
Verscend Holding, FRN, 1M USD LIBOR + 4.00%, 9.025%,
8/27/25  199,492 199

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Wand NewCo 3, FRN, 1M USD LIBOR + 2.75%, 7.775%,
2/5/26  (10) 614,078 601
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 7.78%, 5/18/25  (10) 1,837,396 1,831
Woof Holdings, FRN, 3M USD LIBOR + 3.75%, 8.76%,
12/21/27  (5) 510,337 492
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 12.421%,
12/21/28  (5) 580,000 464
30,322
Common Stocks 13.2%
10X Genomics, Class A  (2) 224 12
7 Acquisition, Warrants, 11/5/26  (2) 24,950 —
7 Acquisition, Class A  (2) 49,900 522
AbbVie  257 39
Acadia Realty Trust, REIT  798 11
Accenture, Class A  1,270 356
Activision Blizzard  4,877 379
Advanced Micro Devices  (2) 8,709 778
Agilent Technologies  370 50
Ahren Acquisition, Warrants, 6/17/28  (2) 36,125 5
Ahren Acquisition, Class A  (2) 72,251 756
Air Lease  1,048 42
Air Products & Chemicals  91 27
Airbnb, Class A  (2) 78 9
Alexandria Real Estate Equities, REIT  105 13
Alnylam Pharmaceuticals  (2) 256 51
Alphabet, Class A  (2) 5,035 540
Alphabet, Class C  (2) 1,199 130
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $15  (2)(5)
(8) 701 18
Amazon.com (2) 12,892 1,359
Ameren  237 21
American Homes 4 Rent, Class A, REIT  312 10
American International Group  2,005 106
American Tower, REIT  254 52
Ameriprise Financial  216 66
Analog Devices  850 153
Apellis Pharmaceuticals  (2) 330 28
Apollo Global Management  1,025 65
Apple  12,499 2,121
Apple Hospitality REIT, REIT  214 3
Arch Capital Group  (2) 598 45
Armstrong World Industries  492 34
Arthur J Gallagher  215 45
AT&T  3,672 65

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Atlassian, Class A  (2) 1,156 171
AvalonBay Communities, REIT  96 17
Avantor  (2) 685 13
Avery Dennison  90 16
Axis Capital Holdings  795 45
Baker Hughes  704 21
Ball  1,026 55
Bank of America  4,921 144
Bank of New York Mellon  1,277 54
Barings BDC  2,260 17
Battery Future Acquisition, Warrants, 5/26/28  (2) 36,700 3
Battery Future Acquisition, Class A  (2) 73,400 771
Beard Energy Transition Acquisition, Warrants, 12/31/27  (2) 37,050 1
Beard Energy Transition Acquisition, Class A  (2) 74,100 770
Becton Dickinson & Company  225 59
Belden  263 21
BILL Holdings  (2) 432 33
Biogen  (2) 69 21
BioMarin Pharmaceutical  (2) 159 15
Black Knight  (2) 483 26
Block, Class A  (2) 1,810 110
Blueprint Medicines  (2) 258 13
Boeing  (2) 71 15
Booking Holdings  (2) 24 64
Booz Allen Hamilton Holding  423 40
BRC, Class A  (1)(2) 801 4
Bright Horizons Family Solutions  (2) 1,144 87
Bruker  264 21
Bullpen Parlay Acquisition, Warrants, 12/3/26  (2) 36,150 1
Bullpen Parlay Acquisition, Class A  (2) 72,300 755
Burlington Stores  (2) 2,798 539
C4 Therapeutics  (2) 495 1
Cactus, Class A  378 15
Cadence Bank  789 16
Cadence Design Systems  (2) 360 75
Camden Property Trust, REIT  82 9
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245  (2)(5)(8) 144 72
Capital One Financial  1,038 101
Capitalworks Emerging Markets Acquisition, Warrants,
4/27/28  (2) 36,400 1
Capitalworks Emerging Markets Acquisition, Class A  (2) 72,800 763
Carrier Global  380 16
Catalent  (2) 253 13
Caterpillar  78 17
Cboe Global Markets  413 58

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
CC Neuberger Principal Holdings III, Class A, Warrants,
12/31/27  (2) 8,398 2
Centene  (2) 389 27
Cerevel Therapeutics Holdings  (1)(2) 403 12
Ceridian HCM Holding  (2) 306 19
CF Industries Holdings  404 29
ChampionX  657 18
Charles River Laboratories International  (2) 86 16
Charles Schwab  9,820 513
Charter Communications, Class A  (2) 74 27
Chesapeake Energy  512 42
Chevron  465 78
Chipotle Mexican Grill  (2) 25 52
Chubb  4,028 812
Cigna Group  128 32
Citigroup  2,583 122
CME Group  163 30
CMS Energy  262 16
Colgate-Palmolive  1,940 155
Comcast, Class A  697 29
Concord Acquisition Corp. III, Warrants, 12/31/28  (2) 24,750 2
Concord Acquisition Corp. III, Class A  (2) 49,500 516
Confluent, Class A  (2) 1,447 32
ConocoPhillips  4,062 418
Cooper  18 7
Corebridge Financial  12,280 207
Costco Wholesale  203 102
Coterra Energy  658 17
Crown Castle, REIT  159 20
CSX  1,838 56
CubeSmart, REIT  326 15
Cummins  289 68
Danaher  267 63
Darling Ingredients  (2) 669 40
Denali Therapeutics  (2) 318 8
Dexcom  (2) 230 28
Discover Financial Services  235 24
Dollar General  247 55
Dollar Tree  (2) 175 27
Dominion Energy  318 18
DoorDash, Class A  (2) 1,051 64
Douglas Emmett, REIT  482 6
Doximity, Class A  (1)(2) 347 13
DraftKings, Class A  (2) 432 9
East West Bancorp  951 49
Elevance Health  689 323

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Eli Lilly  2,959 1,171
Endeavor Group Holdings, Class A  (2) 874 23
Entegris  1,065 80
EOG Resources  573 68
EQRx, Warrants, 12/31/28  (2) 2,200 —
Equinix, REIT  121 88
Equitable Holdings  1,691 44
Equity LifeStyle Properties, REIT  300 21
Equity Residential, REIT  298 19
Essex Property Trust, REIT  34 7
Estee Lauder, Class A  1,100 271
Eucrates Biomedical Acquisition, Warrants, 12/14/25  (2) 3,266 —
Exact Sciences  (2) 263 17
Exelixis  (2) 344 6
Exxon Mobil  6,101 722
Fate Therapeutics  (1)(2) 382 2
FedEx  449 102
Fifth Third Bancorp  2,727 71
First American Financial  450 26
FirstEnergy  375 15
Fiserv  (2) 463 57
FleetCor Technologies  (2) 112 24
Floor & Decor Holdings, Class A  (2) 227 23
FMC  283 35
Freeport-McMoRan  784 30
Gaming & Leisure Properties, REIT  238 12
GE HealthCare Technologies  (2) 4,136 336
General Electric  7,240 717
Global Payments  263 30
Goldman Sachs Group  71 24
Green Visor Financial Technology Acquisition I, Warrants,
5/8/23  (2) 24,900 1
Green Visor Financial Technology Acquisition I, Class A  (2) 49,800 528
Guardant Health  (2) 205 5
Hartford Financial Services Group  1,618 115
HashiCorp, Class A  (2) 1,105 30
HCA Healthcare  118 34
Hershey  132 36
Hess  3,218 467
Hilton Worldwide Holdings  344 50
Hologic  (2) 323 28
Home Depot  471 142
Honeywell International  528 106
Hubbell  114 31
HubSpot  (2) 428 180
Humana  110 58

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Huntington Bancshares  5,474 61
Huntington Ingalls Industries  119 24
Illumina  (2) 55 11
Incyte  (2) 199 15
Infinite Acquisition, Warrants, 11/23/28  (2) 37,454 5
Infinite Acquisition, Class A  (2) 74,909 793
Ingersoll Rand  1,028 59
Insmed  (2) 613 12
Insulet  (2) 80 25
Intellia Therapeutics  (2) 130 5
Intuit  78 35
Intuitive Surgical  (2) 938 283
Invesco  2,028 35
Ionis Pharmaceuticals  (2) 337 12
IVERIC bio  (2) 460 15
JB Hunt Transport Services  269 47
JPMorgan Chase  534 74
Karuna Therapeutics  (2) 121 24
Kemper  358 17
Keurig Dr Pepper  921 30
Kilroy Realty, REIT  71 2
KKR  1,025 54
Kosmos Energy  (2) 3,375 22
L3Harris Technologies  282 55
Lam Research  124 65
Lamar Advertising, Class A, REIT  165 17
Liberty Media-Liberty Formula One, Class C  (2) 8,604 621
Linde  381 141
Live Nation Entertainment  (2) 196 13
LPL Financial Holdings  232 48
Lululemon Athletica  (2) 103 39
M&T Bank  180 23
Magnolia Oil & Gas, Class A  1,033 22
Main Street Capital  226 9
Marathon Petroleum  283 35
Marsh & McLennan  644 116
Marvell Technology  5,000 197
Mastercard, Class A  2,403 913
McDonald's  311 92
Merck  919 106
Meta Platforms, Class A  (2) 3,885 934
MetLife  1,293 79
Mettler-Toledo International  (2) 8 12
MGM Resorts International  411 18
Microsoft  6,434 1,977
Middleby  (2) 234 33

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Mirati Therapeutics  (2) 126 6
Moderna  (2) 99 13
Molina Healthcare  (2) 126 38
Mondelez International, Class A  946 73
MongoDB  (2) 487 117
Monster Beverage  (2) 977 55
Morgan Stanley  6,269 564
Mueller Water Products, Class A  2,252 30
Nabors Energy Transition, Warrants, 11/17/26  (2) 25,200 4
Nabors Energy Transition, Class A  (2) 50,400 531
Netflix  (2) 851 281
Neurocrine Biosciences  (2) 84 8
Newmont  355 17
News, Class A  814 14
NextEra Energy  450 34
NIKE, Class B  588 75
Norfolk Southern  61 12
NOV  4,877 82
NVIDIA  2,949 818
Old Dominion Freight Line  150 48
Omnicom Group  264 24
OneMain Holdings  606 23
Onyx Acquisition I, Class A, Warrants, 11/30/28  (2) 24,800 1
O'Reilly Automotive  (2) 64 59
Pacific Biosciences of California  (2) 898 10
Packaging Corp. of America  206 28
Patreon, Acquisition Date: 10/14/21, Cost $9  (2)(5)(8) 165 5
Paycom Software  (2) 26 8
Paylocity Holding  (2) 197 38
PennyMac Financial Services  295 18
Penumbra  (2) 144 41
PepsiCo  3,071 586
Pfizer  1,189 46
PG&E  (2) 4,107 70
Pioneer Natural Resources  211 46
PNC Financial Services Group  95 12
Popular  612 37
PotlatchDeltic, REIT  366 17
Power & Digital Infrastructure Acquisition II, Warrants,
12/14/28  (2) 36,900 4
Power & Digital Infrastructure Acquisition II, Class A  (2) 73,800 762
Procter & Gamble  2,490 389
Prologis, REIT  419 52
PROOF Acquisition Corp. I, Warrants, 12/3/28  (2) 36,400 4
PROOF Acquisition Corp. I, Class A  (2) 72,800 760
Public Storage, REIT  91 27

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Quaker Chemical  (1) 161 30
QUALCOMM  277 32
Quanta Services  112 19
QuidelOrtho  (2) 98 9
Raymond James Financial  771 70
Rayonier, REIT  514 16
RCF Acquisition, Warrants, 4/25/23  (2) 24,850 2
RCF Acquisition, Class A  (2) 49,700 521
Regency Centers, REIT  210 13
Regeneron Pharmaceuticals  (2) 132 106
Reinsurance Group of America  127 18
Reliance Steel & Aluminum  73 18
RenaissanceRe Holdings  252 54
Rexford Industrial Realty, REIT  187 10
Rivian Automotive, Class A  (1)(2) 1,531 20
ROBLOX, Class A  (2) 2,997 107
Roper Technologies  313 142
Royalty Pharma, Class A  316 11
RPM International  316 26
Saia  (2) 18 5
Salesforce  (2) 184 37
Sarepta Therapeutics  (2) 123 15
SBA Communications, REIT  196 51
Schlumberger  883 44
Sculptor Acquisition Corp. I, Warrants, 4/15/28  (2) 36,120 1
Sculptor Acquisition Corp. I, Class A  (2) 72,241 757
Seagen  (2) 89 18
Sealed Air  99 5
Seaport Global Acquisition II, Warrants, 11/17/26  (2) 24,625 1
Seer  (2) 496 2
ServiceNow  (2) 844 388
Sherwin-Williams  1,519 361
Shoals Technologies Group, Class A  (2) 569 12
Shockwave Medical  (2) 123 36
Simon Property Group, REIT  174 20
Skyward Specialty Insurance Group  (2) 8,249 176
Snap, Class A  (2) 328 3
Snowflake, Class A  (2) 601 89
Socure, Acquisition Date: 12/22/21, Cost $1  (2)(5)(8) 89 1
SolarEdge Technologies  (2) 77 22
Southern  521 38
Southwest Airlines  887 27
Southwestern Energy  (2) 2,305 12
Stanley Black & Decker  522 45
Starbucks  550 63
State Street  1,020 74

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
StepStone Group, Class A  684 15
Structure Therapeutics, ADR  (2) 1,282 32
Stryker  261 78
Sun Communities, REIT  104 14
Synopsys  (2) 747 277
T-Mobile U.S.  (2) 6,453 929
TechnipFMC  (2) 4,598 63
Teleflex  72 20
Terreno Realty, REIT  217 13
Tesla  (2) 1,341 220
Textron  196 13
Thermo Fisher Scientific  242 134
Toast, Class A  (2) 329 6
Trade Desk, Class A  (2) 360 23
TransDigm Group  81 62
Travelers  163 30
Trimble  (2) 3,284 155
Trinity Capital  868 11
Truist Financial  1,062 35
Tyler Technologies  (2) 33 13
U.S. Bancorp  2,165 74
Uber Technologies  (2) 769 24
Ultragenyx Pharmaceutical  (2) 250 11
Union Pacific  85 17
United Parcel Service, Class B  216 39
UnitedHealth Group  1,969 969
UTA Acquisition, Warrants, 10/30/26  (2) 24,150 3
UTA Acquisition, Class A  (2) 48,300 506
Valero Energy  270 31
Veeva Systems, Class A  (2) 99 18
Ventas, REIT  290 14
VeriSign  (2) 92 20
Verizon Communications  1,587 62
Verra Mobility  (2) 1,239 21
Vertex Pharmaceuticals  (2) 239 81
Virtus Investment Partners  171 31
Visa, Class A  560 130
VMG Consumer Acquisition, Warrants, 7/3/23  (2) 24,616 1
VMG Consumer Acquisition, Class A  (2) 49,232 513
Voya Financial  272 21
Vulcan Materials  98 17
Walt Disney  (2) 561 58
Warby Parker, Class A  (2) 439 5
Warner Music Group, Class A  156 5
Webster Financial  1,279 48
Wells Fargo  3,877 154

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Welltower, REIT  235 19
West Pharmaceutical Services  68 25
Western Alliance Bancorp  4,187 155
Westrock  288 9
Wingstop  106 21
Workday, Class A  (2) 344 64
Xometry, Class A  (2) 190 3
Zentalis Pharmaceuticals  (2) 280 6
Zimmer Biomet Holdings  111 15
Zoetis  83 15
Zscaler  (2) 494 45
45,092
Convertible Bonds 0.3%
U.S. Steel, 5.00%, 11/1/26  477,000 864
864
Convertible Preferred Stocks 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23  (3) 250 290
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $91  (2)(5)(8) 1,345 43
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $14  (2)(5)(8) 8 4
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2  (2)(5)(8) 1 —
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9  (2)(5)(8) 423 6
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23  (2)(5)(8) 1,376 23
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60  (2)(5)
(8) 816 49
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6  (2)(5)(8) 330 7
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11  (2)(5)(8) 1,889 9
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42  (2)(5)
(8) 222 15
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26  (2)(5)(8) 3,412 40
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8  (2)(5)
(8) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22, Cost $8  (2)
(5)(8) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $10  (2)(5)(8) 384 16
Laronde, Series B, Acquisition Date: 7/28/21, Cost $4  (2)(5)(8) 162 1
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $15  (2)
(5)(8) 1,156 16
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26  (2)(5)(8) 1,232 17
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13  (2)(5)(8) 238 7
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109  (2)(5)(8) 1,822 66

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34  (2)(5)(8) 534 19
Socure, Series A, Acquisition Date: 12/22/21, Cost $2  (2)(5)(8) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1  (2)(5)(8) 89 1
Socure, Series B, Acquisition Date: 12/22/21, Cost $—  (2)(5)(8) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3  (2)(5)(8) 207 1
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1  (2)(5)(8) 88 1
648
Corporate Bonds 11.8%
Ally Financial, 5.75%, 11/20/25  165,000 160
Ardagh Packaging Finance, 5.25%, 4/30/25  (3) 2,400,000 2,358
At Home Group, 4.875%, 7/15/28  (1)(3) 240,000 156
Broadcom Corp., 3.625%, 1/15/24  500,000 493
Carnival, 4.00%, 8/1/28  (3) 495,000 428
Carpenter Technology, 7.625%, 3/15/30  255,000 261
CEC Entertainment, 6.75%, 5/1/26  (3) 110,000 104
Cedar Fair, 5.50%, 5/1/25  (3) 600,000 598
Celanese U.S. Holdings, 5.90%, 7/5/24  1,000,000 1,001
Charter Communications Operating, FRN, 3M USD LIBOR +
1.65%, 6.949%, 2/1/24  2,000,000 2,006
Cloud Software Group, 6.50%, 3/31/29  (3) 345,000 309
Comstock Resources, 5.875%, 1/15/30  (3) 235,000 202
CSC Holdings, 6.50%, 2/1/29  (3) 355,000 296
Diamond Sports Group, 5.375%, 8/15/26  (2)(3)(7) 345,000 23
DISH Network, 11.75%, 11/15/27  (3) 1,170,000 1,103
Elanco Animal Health, 6.022%, 8/28/23  217,000 217
Fifth Third Bancorp, 2.375%, 1/28/25  35,000 33
Fifth Third Bancorp, 4.30%, 1/16/24  (1) 400,000 391
Global Net Lease, 3.75%, 12/15/27  (3) 410,000 314
GPD, 10.125%, 4/1/26  (3) 450,000 411
Graphic Packaging International, 4.125%, 8/15/24  500,000 492
HCA, 5.00%, 3/15/24  3,000,000 2,977
Hightower Holding, 6.75%, 4/15/29  (3) 245,000 213
Home Point Capital, 5.00%, 2/1/26  (3) 285,000 240
Howmet Aerospace, 5.125%, 10/1/24  858,000 859
Humana, 5.50%, 3/15/53  375,000 382
Huntington Bancshares, 2.625%, 8/6/24  (1) 70,000 67
Huntington Bancshares, 4.00%, 5/15/25  7,000 7
Hyundai Capital America, 5.50%, 3/30/26  (3) 160,000 161
iHeartCommunications, 4.75%, 1/15/28  (1)(3) 535,000 416
Jane Street Group, 4.50%, 11/15/29  (3) 520,000 466
Kilroy Realty, 3.45%, 12/15/24  135,000 129
LCPR Senior Secured Financing, 5.125%, 7/15/29  (3) 430,000 368
Level 3 Financing, 3.875%, 11/15/29  (3) 285,000 208
Live Nation Entertainment, 4.875%, 11/1/24  (3) 600,000 592
Maxar Technologies, 7.75%, 6/15/27  (3) 1,000,000 1,060

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Micron Technology, 5.875%, 2/9/33  810,000 818
Neptune Bidco U.S., 9.29%, 4/15/29  (3) 815,000 767
NGL Energy Partners, 6.125%, 3/1/25  (1) 38,000 35
NRG Energy, 7.00%, 3/15/33  (3) 450,000 467
Option Care Health, 4.375%, 10/31/29  (3) 815,000 731
Perrigo Finance Unlimited, 3.90%, 12/15/24  600,000 578
PetSmart, 7.75%, 2/15/29  (3) 500,000 491
Photo Holdings Merger Sub, 8.50%, 10/1/26  (3) 330,000 139
PNC Financial Services Group, VR, 4.626%, 6/6/33  (1)(6) 850,000 788
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%,
10/15/26  (1)(3) 175,000 172
Sabre GLBL, 7.375%, 9/1/25  (3) 315,000 280
Seagate HDD Cayman, 4.875%, 3/1/24  1,000,000 982
Service Properties Trust, 4.65%, 3/15/24  900,000 882
Service Properties Trust, 7.50%, 9/15/25  600,000 588
Simon Property Group, 5.85%, 3/8/53  715,000 724
Sirius XM Radio, 3.875%, 9/1/31  (3) 1,110,000 839
Southern, VR, 1.875%, 9/15/81 (EUR)  (6) 230,000 199
Southern California Edison, 5.70%, 3/1/53  200,000 209
Sprint, 7.875%, 9/15/23  2,700,000 2,720
Stagwell Global, 5.625%, 8/15/29  (3) 633,000 548
Surgery Center Holdings, 10.00%, 4/15/27  (1)(3) 300,000 308
Talen Energy Supply, 8.625%, 6/1/30  (3) 330,000 330
Teekay Offshore Partners, EC, 8.50%, 7/15/23  (2)(3)(5) 170,000 —
Townsquare Media, 6.875%, 2/1/26  (3) 775,000 720
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  46,602 44
U.S. Foods, 6.25%, 4/15/25  (3) 1,400,000 1,400
United Airlines, 4.375%, 4/15/26  (3) 375,000 358
Univar Solutions USA, 5.125%, 12/1/27  (3) 800,000 800
Verscend Escrow, 9.75%, 8/15/26  (3) 1,200,000 1,209
VICI Properties, 5.625%, 5/1/24  (3) 2,000,000 1,983
Vistra, VR, 7.00%  (3)(6)(9) 197,000 177
Vistra, VR, 8.00%  (3)(6)(9) 205,000 192
Vistra Operations, 5.125%, 5/13/25  (3) 525,000 513
40,492
Municipal Securities 0.7%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  250,000 211
Illinois, Build America, GO, 7.10%, 7/1/35  165,000 182
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  30,000 4
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
6.00%, 1/1/25  (3) 225,000 212
Puerto Rico Commonwealth, GO, VR, 11/1/43  (11) 1,016,201 478

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  15,243 14
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  58,668 34
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  45,589 42
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  40,979 37
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  35,170 31
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  47,818 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  49,730 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  25,458 26
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  50,774 52
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  50,314 52
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  49,497 52
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  48,077 51
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30  (2)(12) 45,000 31
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32  (2)(12) 370,000 254
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  285,000 262
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  115,000 104
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 47
2,256
Non-U.S. Government Mortgage-Backed Securities 2.3%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 7.698%,
9/15/38  (3) 515,000 451
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 8.698%,
9/15/38  (3) 100,000 85
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M
TSFR + 2.964%, 7.854%, 11/15/34  (3) 130,000 47
BFLD, Series 2019-DPLO, Class F, ARM, 1M TSFR + 2.654%,
7.544%, 10/15/34  (3) 85,000 82
BIG Commercial Mortgage Trust, Series 2022-BIG, Class C,
ARM, 1M TSFR + 2.34%, 7.23%, 2/15/39  (3) 315,000 299
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 7.098%, 4/15/34  (3) 160,000 153

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR +
3.93%, 8.878%, 6/15/36  (3) 160,000 143
CAFL, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%,
3/28/29  (3) 830,000 759
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52  (3) 125,000 103
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52  (3) 80,000 56
Commercial Mortgage Trust, Series 2014-CR19, Class AM,
4.08%, 8/10/47  155,000 149
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.353%, 8/10/47  (3) 175,000 140
Commercial Mortgage Trust, Series 2017-PANW, Class D, ARM,
4.343%, 10/10/29  (3) 325,000 294
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 5.815%, 12/25/41  (3) 133,656 133
Connecticut Avenue Securities Trust, Series 2022-R03, Class
1M1, CMO, ARM, SOFR30A + 2.10%, 6.915%, 3/25/42  (3) 286,688 287
Connecticut Avenue Securities Trust, Series 2022-R04, Class
1M2, CMO, ARM, SOFR30A + 3.10%, 7.915%, 3/25/42  (3) 60,000 61
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 7.565%, 5/25/42  (3) 61,121 62
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 7.25%, 12.198%, 12/15/35  (3) 100,000 98
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32  (3) 460,000 408
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M TSFR +
3.245%, 8.135%, 12/15/36  (3) 180,000 170
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1,
CMO, ARM, 8.263%, 2/25/68  (3) 500,000 487
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.115%, 2/25/42  (3) 107,507 107
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 8.565%, 2/25/42  (3) 665,000 652
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1B, CMO, ARM, SOFR30A + 2.90%, 7.715%, 4/25/42  (3) 195,000 195
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 6.915%, 3/25/42  (3) 503,752 504
Structured Agency Credit Risk Debt Notes, Series 2022-HQA3,
Class M2, CMO, ARM, SOFR30A + 5.35%, 10.165%, 8/25/42  (3) 195,000 196
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57  (3) 169,768 151
Verus Securitization Trust, Series 2021-2, Class M1, CMO, ARM,
2.187%, 2/25/66  (3) 175,000 123
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67  (3) 195,074 175

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67  (3) 302,980 289
Verus Securitization Trust, Series 2023-1, Class A3, CMO, STEP,
6.90%, 12/25/67  (3) 575,513 578
Verus Securitization Trust, Series 2023-INV1, Class M1, CMO,
ARM, 7.653%, 2/25/68  (3) 446,000 443
7,880
Total United States (Cost
$134,164
)
135,243
UZBEKISTAN 0.1%
Government Bonds 0.1%
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 246
Total Uzbekistan (Cost
$263
)
246
VIETNAM 0.1%
Corporate Bonds 0.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  380,000 331
331
Government Bonds 0.0%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  200,000 196
196
Total Vietnam (Cost
$545
)
527
SHORT-TERM INVESTMENTS 28.7%
Money Market Funds 28.7%
T. Rowe Price Government Reserve Fund, 4.83%  (13)(14) 98,185,311 98,185
Total Short-Term Investments (Cost $98,185) 98,185
SECURITIES LENDING COLLATERAL 1.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.83%  (13)(14) 2,433,582 2,433
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,433

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.83%  (13)(14) 3,697,808 3,698
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 3,698
Total Securities Lending Collateral (Cost $6,131) 6,131
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
Norwegian Cruise Line Holdings, Put, 1/19/24 @
$10.00  (2) 59 79 6
U.S. Treasury 10-Year Notes Futures, Put, 5/26/23 @
$114.00  (2) 78 8,986 35
Total Exchange-Traded Options Purchased (Cost $111) 41
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap, 7/10/53
Pay Fixed 2.66%
Annually, Receive
Variable 4.81%
(SOFR) Annually,
7/6/23 @ 2.66%*  (2) 1 1,625 104
Bank of America
USD / EUR
Put, 5/5/23 @
EUR1.11  (2) 1 1,725 7
Bank of America
USD / JPY
Put, 7/6/23 @
JPY127.00  (2) 1 2,060 7
Barclays Bank
Comerica, Put,
1/19/24 @ $20.00  (2) 150 651 17
Barclays Bank
S&P 500 Index,
Put, 8/18/23 @
$3,800.00  (2) 31 12,925 163

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
10 Year Interest
Rate Swap, 9/29/33
Pay Fixed 0.65%
Annually, Receive
Variable (0.07)%
(JPY TONA)
Annually, 9/27/23 @
0.65%* (JPY)  (2) 1 529,000 38
Goldman Sachs
5 Year Interest Rate
Swap, 12/8/28
Pay Fixed 3.78%
Annually, Receive
Variable 4.81%
(SOFR) Annually,
12/6/23 @
3.78%*  (2) 2 6,950 46
Goldman Sachs
Zions Bancorp, Put,
1/19/24 @ $15.00  (2) 167 465 30
Morgan Stanley
10 Year Interest
Rate Swap, 12/1/33
Pay Fixed 3.63%
Annually, Receive
Variable 4.81%
(SOFR) Annually,
11/29/23 @
3.63%*  (2) 2 4,910 51
Morgan Stanley
2 Year Interest Rate
Swap, 6/15/25
Pay Fixed 4.08%
Quarterly, Receive
Variable 4.81%
(SOFR) Semi-
Annually, 6/13/23 @
4.08%*  (2) 1 12,680 39
Morgan Stanley
Euro STOXX 50
Index, Put, 9/15/23
@ 3,850.00 (EUR)  (2) 265 11,552 189
Morgan Stanley
S&P 500 Index,
Put, 5/19/23 @
$3,650.00  (2) 30 12,508 5
Morgan Stanley
S&P 500 Index,
Put, 5/26/23 @
$3,600.00  (2) 11 4,586 3
UBS Investment Bank
M&T Bank, Put,
12/15/23 @
$70.00  (2) 108 1,359 20

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
USD / JPY
Put, 6/29/23 @
JPY127.00  (2) 1 2,170 6
Total OTC Options Purchased (Cost $1,264) 725
Total Options Purchased (Cost $1,375) 766
Total Investments in Securities
99.0% of Net Assets
(Cost $338,958) $ 338,418
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) See Note 4. All or a portion of this security is on loan at April 30, 2023.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$48,058 and represents 14.1% of net assets.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$476 and represents 0.1% of net assets.
(9) Perpetual security with no stated maturity date.
(10) All or a portion of this loan is unsettled as of April 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Seven-day yield
(14) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M GBP LIBOR One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR One month JPY LIBOR (London interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M NDBB Three month NZD bank bill
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GDR Global Depositary Receipts
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.4)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
Activision Blizzard, Call, 6/16/23 @ $85.00 48 373 (3)
U.S. Treasury 2-Year Notes Futures, Put, 5/26/23 @
$103.00 29 5,979 (21)
Total Exchange-Traded Options Written (Premiums $(25)) $ (24)
OTC Options Written (0.4)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
2 Year Interest Rate Swap,
6/1/25 Pay Fixed 4.50%
Annually, Receive Variable
4.81% (SOFR) Annually,
5/30/23 @ 4.50%* 1 4,250 (2)
Bank of America
2 Year Interest Rate Swap,
6/1/25 Receive Fixed 3.50%
Annually, Pay Variable
4.81% (SOFR) Annually,
5/30/23 @ 3.50%* 1 4,250 (5)
Barclays Bank
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5
Year Index, 6/20/28), Pay
5.00% Quarterly, Receive
upon credit default, 6/21/23
@ 0.95%* 1 850 (2)
BNP Paribas
Credit Default Protection
Sold (Relevant Credit:
Markit CDX.NA.HY-S40,
5 Year Index, 6/20/28),
Receive 5.00% Quarterly,
Pay upon credit default,
6/21/23 @ 1.03%* 1 1,080 (3)
Goldman Sachs
Credit Default Protection
Sold (Relevant Credit:
Markit CDX.NA.IG-S40,
5 Year Index, 6/20/28),
Receive 1.00% Quarterly,
Pay upon credit default,
6/21/23 @ 0.70%* 1 8,400 (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Protection
Sold (Relevant Credit:
Markit iTraxx Crossover-S39,
5 Year Index, 6/20/28),
Receive 5.00% Quarterly,
Pay upon credit default,
6/21/23 @ 4.00%* (EUR) 1 990 (4)
Morgan Stanley
Euro STOXX 50 Index, Put,
9/15/23 @ 4,375.00 (EUR) 88 3,836 (185)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/16/23 @ $75.00 1,823 13,738 (179)
Morgan Stanley
S&P 500 Index, Call,
6/16/23 @ $4,175.00 82 34,190 (767)
Barclays Bank
S&P 500 Index, Put,
8/18/23 @ $4,200.00 10 4,169 (138)
Deutsche Bank
USD / BRL Call, 5/18/23 @
BRL5.50 1 850 —
UBS Investment Bank
USD / JPY Call, 4/28/23 @
JPY134.00 1 2,170 (36)
Total OTC Options Written (Premiums $(1,297)) $ (1,328)
Total Options Written (Premiums $(1,322)) $ (1,352)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.3)%
Egypt 0.0%
Citibank, Protection Bought (Relevant
Credit: Arab Republic of Egypt), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 (USD) 345 87 34 53
Total Egypt 34 53
United States (0.3)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 250 (27) (22) (5)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 1,675 (181) (169) (12)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 270 (19) (20) 1
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 452 (33) (29) (4)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Car Rental), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 640 (25) 17 (42)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Group), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 580 (22) (24) 2
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 5,190 (561) (162) (399)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 454 (33) (27) (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 250 (37) (31) (6)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 300 (32) (27) (5)
JPMorgan Chase, Protection Bought
(Relevant Credit: Murphy Oil), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 21 1 2 (1)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 520 (56) (36) (20)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 1,847 (168) (143) (25)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 224 (16) (17) 1
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 430 115 78 37
Total United States (610) (484)
Total Bilateral Credit Default Swaps, Protection
Bought (576) (431)
Credit Default Swaps, Protection Sold (0.2)%
Luxembourg 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 345 36 45 (9)
Total Luxembourg 45 (9)
United States (0.2)%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 55 1 (1) 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/23 150 — — —
Barclays Bank, Protection Sold (Relevant
Credit: CCO Holdings, B1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 80 3 2 1
Barclays Bank, Protection Sold (Relevant
Credit: Murphy Oil, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 * 190 1 (2) 3
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 46 1 (1) 2
JPMorgan Chase, Protection Sold
(Relevant Credit: Carnival , B3*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/29 1,245 (428) (438) 10
Morgan Stanley, Protection Sold (Relevant
Credit: Carnival , B3*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/29 1,245 (427) (444) 17
Total United States (884) 35
Total Bilateral Credit Default Swaps, Protection Sold (839) 26
Total Return Swaps 0.6%
Australia 0.0%
Citibank, Pay Underlying Reference: CSL
Monthly, Receive Variable 3.195% (1M
ADBB + (0.40)%) Monthly, 1/17/24 435 — — —
Citibank, Pay Underlying Reference:
Macquarie Group Monthly, Receive
Variable 3.195% (1M ADBB + (0.40)%)
Monthly, 1/17/24 539 (11) — (11)
Citibank, Pay Underlying Reference:
Woodside Energy Group Monthly, Receive
Variable 3.195% (1M ADBB + (0.40)%)
Monthly, 1/17/24 2,329 12 — 12
Citibank, Receive Underlying Reference:
Northern Star Resources Monthly, Pay
Variable 3.995% (1M ADBB + 0.40%)
Monthly, 1/17/24 1,297 16 — 16

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Pilbara Minerals Monthly, Pay Variable
4.014% (1M ADBB + 0.40%) Monthly,
1/17/24 413 13 — 13
Morgan Stanley, Pay Underlying
Reference: WiseTech Global Monthly,
Receive Variable 3.204% (1M ADBB +
(0.40)%) Monthly, 1/17/24 865 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Suncorp Group Monthly, Pay
Variable 4.154% (1M ADBB + 0.55%)
Monthly, 1/17/24 887 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Worley Monthly, Pay Variable
4.154% (1M ADBB + 0.55%) Monthly,
1/17/24 522 (10) — (10)
UBS Investment Bank, Receive Underlying
Reference: Insurance Australia Group
Monthly, Pay Variable 3.995% (1M ADBB +
0.40%) Monthly, 1/17/24 941 (1) — (1)
Total Australia — 13
Austria (0.0)%
Citibank, Pay Underlying Reference: Erste
Group Bank Monthly, Receive Variable
2.384% (EUR ESTR + (0.30)%) Monthly,
1/17/24 428 (26) — (26)
Goldman Sachs, Receive Underlying
Reference: BAWAG Group Monthly, Pay
Variable (0.181)% (EUR ESTR + 0.40%)
Monthly, 1/17/24 173 — — —
Total Austria — (26)
Bermuda 0.0%
Morgan Stanley, Pay Underlying
Reference: Norwegian Cruise Line
Holdings Monthly, Receive Variable
3.336% (SOFR + (0.63)%) Monthly,
1/18/24 174 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Norwegian Cruise Line
Holdings Monthly, Receive Variable
3.754% (SOFR + (0.63)%) Monthly,
1/18/24 571 (8) — (8)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Signet Jewelers Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 154 3 — 3
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 4.868% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 527 33 — 33
Total Bermuda — 21
Brazil (0.0)%
Morgan Stanley, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 4.918% (SOFR + 0.45%)
Monthly, 1/18/24 328 — — —
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 4.918% (SOFR + 0.45%) Monthly,
1/18/24 305 (32) — (32)
Total Brazil — (32)
Canada (0.1)%
Bank of America, Receive Underlying
Reference: Brookfield Monthly, Pay
Variable 5.265% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 1,401 — — —
Bank of America, Receive Underlying
Reference: Element Fleet Management
Monthly, Pay Variable 5.263% (1M CAD
CDOR + 0.30%) Monthly, 1/17/24 209 — — —
Bank of America, Receive Underlying
Reference: Element Fleet Management
Monthly, Pay Variable 5.270% (1M CAD
CDOR + 0.30%) Monthly, 1/17/24 213 — — —
Citibank, Receive Underlying Reference:
West Fraser Timber Monthly, Pay Variable
5.028% (SOFR + 0.42%) Monthly, 1/18/24 239 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.665% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 275 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Barrick Gold Monthly, Receive
Variable 4.665% (1M CAD CDOR +
(0.30)%) Monthly, 1/17/24 591 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Brookfield Asset Management,
Class A Monthly, Receive Variable 4.665%
(1M CAD CDOR + (0.30)%) Monthly,
1/17/24 365 (6) — (6)
Goldman Sachs, Pay Underlying
Reference: First Quantum Minerals
Monthly, Receive Variable 4.660% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 298 (6) — (6)
Goldman Sachs, Pay Underlying
Reference: Toronto-Dominion Bank
Monthly, Receive Variable 4.665% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 1,615 1 — 1
Goldman Sachs, Receive Underlying
Reference: Canadian Natural Resources
Monthly, Pay Variable 5.265% (1M CAD
CDOR + 0.30%) Monthly, 1/17/24 563 1 — 1
Goldman Sachs, Receive Underlying
Reference: Magna International Monthly,
Pay Variable 5.265% (1M CAD CDOR +
0.30%) Monthly, 1/17/24 1,671 (40) — (40)
Goldman Sachs, Receive Underlying
Reference: Shopify, Class A Monthly, Pay
Variable 5.265% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 777 5 — 5
Goldman Sachs, Receive Underlying
Reference: Suncor Energy Monthly, Pay
Variable 5.265% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 876 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 4.565% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 687 2 — 2
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.565% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 122 — — —
Morgan Stanley, Pay Underlying
Reference: Enbridge Monthly, Receive
Variable 4.565% (1M CAD CDOR +
(0.40)%) Monthly, 1/17/24 1,067 (2) — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Restaurant Brands
International Monthly, Receive Variable
4.565% (1M CAD CDOR + (0.40)%)
Monthly, 1/17/24 449 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Sun Life Financial Monthly,
Receive Variable 4.565% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 3,217 (67) — (67)
Morgan Stanley, Receive Underlying
Reference: BELLUS Health Monthly, Pay
Variable 4.831% (SOFR + 0.40%) Monthly,
1/18/24 390 — — —
Morgan Stanley, Receive Underlying
Reference: Canadian Apartment
Properties REIT Monthly, Pay Variable
5.515% (1M CAD CDOR + 0.55%) Monthly,
1/17/24 744 20 — 20
Morgan Stanley, Receive Underlying
Reference: Canadian Pacific Kansas City
Monthly, Pay Variable 5.515% (1M CAD
CDOR + 0.55%) Monthly, 1/17/24 459 4 — 4
Morgan Stanley, Receive Underlying
Reference: Manulife Financial Monthly, Pay
Variable 5.515% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 1,011 25 — 25
Morgan Stanley, Receive Underlying
Reference: National Bank of Canada
Monthly, Pay Variable 5.515% (1M CAD
CDOR + 0.55%) Monthly, 1/17/24 2,259 63 — 63
Total Canada — (28)
Cayman Islands 0.0%
Goldman Sachs, Receive Underlying
Reference: KE Holdings Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 158 (22) — (22)
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 329 43 — 43

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: Sunny Optical Technology
Group Monthly, Pay Variable 3.169% (1M
HKD HIBOR + 0.35%) Monthly, 1/17/24
(HKD) 1,420 (19) — (19)
Total Cayman Islands — 2
China (0.0)%
UBS Investment Bank, Receive Underlying
Reference: Inner Mongolia Yili Industrial
Group, Class A Monthly, Pay Variable
3.050% (1M CNH HIBOR + 0.75%)
Monthly, 1/17/24 1,218 4 — 4
UBS Investment Bank, Receive Underlying
Reference: Jiangsu Hengli Hydraulic,
Class A Monthly, Pay Variable 3.050% (1M
CNH HIBOR + 0.75%) Monthly, 1/17/24 1,284 (13) — (13)
UBS Investment Bank, Receive Underlying
Reference: Sany Heavy Industry, Class A
Monthly, Pay Variable 3.050% (1M CNH
HIBOR + 0.75%) Monthly, 1/17/24 959 (5) — (5)
UBS Investment Bank, Receive Underlying
Reference: Weichai Power, Class A
Monthly, Pay Variable 3.050% (1M CNH
HIBOR + 0.75%) Monthly, 1/17/24 1,356 (12) — (12)
Total China — (26)
Curacao (0.0)%
JPMorgan Chase, Receive Underlying
Reference: Schlumberger Monthly, Pay
Variable 4.818% (SOFR + 0.35%) Monthly,
1/18/24 268 (14) 1 (15)
Total Curacao 1 (15)
Denmark 0.0%
Goldman Sachs, Receive Underlying
Reference: Novo Nordisk, Class B
Monthly, Pay Variable 3.390% (1M DKK
CIBOR + 0.35%) Monthly, 1/17/24 7,415 (38) — (38)
JPMorgan Chase, Receive Underlying
Reference: Carlsberg, Class B Monthly,
Pay Variable 3.440% (1M DKK CIBOR +
0.40%) Monthly, 1/17/24 2,432 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: AP Moller - Maersk, Class B
Monthly, Receive Variable 2.690% (1M
DKK CIBOR + (0.35)%) Monthly, 1/17/24 4,492 81 — 81
Total Denmark — 52
Finland 0.0%
Citibank, Pay Underlying Reference:
Kesko, Class B Monthly, Receive Variable
2.384% (EUR ESTR + (0.30)%) Monthly,
1/17/24 246 12 — 12
Citibank, Pay Underlying Reference: Metso
Oyj Monthly, Receive Variable 2.384%
(EUR ESTR + (0.30)%) Monthly, 1/17/24 553 4 — 4
Citibank, Pay Underlying Reference: Stora
Enso, Class R Monthly, Receive Variable
2.384% (EUR ESTR + (0.30)%) Monthly,
1/17/24 250 7 — 7
Citibank, Receive Underlying Reference:
Valmet Monthly, Pay Variable 3.084% (EUR
ESTR + 0.40%) Monthly, 1/17/24 656 33 — 33
Goldman Sachs, Receive Underlying
Reference: Kojamo Monthly, Pay Variable
2.954% (EUR ESTR + 0.40%) Monthly,
1/17/24 385 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: UPM-Kymmene Monthly,
Receive Variable 2.204% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 757 23 — 23
Total Finland — 59
France 0.0%
Bank of America, Pay Underlying
Reference: L'Oreal Monthly, Receive
Variable 2.204% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,540 (37) — (37)
Bank of America, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 312 41 — 41
Bank of America, Receive Underlying
Reference: Legrand Monthly, Pay Variable
2.904% (1M EURIBOR + 0.35%) Monthly,
1/17/24 361 13 — 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
TotalEnergies Monthly, Pay Variable
3.084% (EUR ESTR + 0.40%) Monthly,
1/17/24 1,346 8 — 8
JPMorgan Chase, Receive Underlying
Reference: Ferrari Monthly, Pay Variable
2.904% (EUR ESTR + 0.35%) Monthly,
1/17/24 392 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly, Receive
Variable 2.204% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,021 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Dassault Systemes Monthly,
Receive Variable 2.204% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 251 8 — 8
Morgan Stanley, Pay Underlying
Reference: Hermes International Monthly,
Receive Variable 2.204% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 616 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Orange Monthly, Receive
Variable 2.550% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 558 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Remy Cointreau Monthly,
Receive Variable 2.204% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 382 44 — 44
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 2.204% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 286 12 — 12
Morgan Stanley, Receive Underlying
Reference: Alstom Monthly, Pay Variable
2.817% (EUR ESTR + 0.35%) Monthly,
1/17/24 286 4 — 4
Morgan Stanley, Receive Underlying
Reference: LVMH Moet Hennessy Louis
Vuitton Monthly, Pay Variable 2.904%
(EUR ESTR + 0.35%) Monthly, 1/17/24 1,047 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: RAPT Therapeutics Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 163 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Volkswagen Monthly, Pay
Variable 2.904% (EUR ESTR + 0.35%)
Monthly, 1/17/24 225 (7) — (7)
Total France — 59
Germany 0.1%
Bank of America, Pay Underlying
Reference: Allianz Monthly, Receive
Variable 2.204% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,041 (57) — (57)
Bank of America, Pay Underlying
Reference: Henkel Monthly, Receive
Variable 2.204% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,062 31 — 31
Bank of America, Pay Underlying
Reference: Infineon Technologies Monthly,
Receive Variable 2.204% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 538 55 — 55
Citibank, Pay Underlying Reference:
Bayerische Motoren Werke Monthly,
Receive Variable 2.384% (EUR ESTR +
(0.30)%) Monthly, 1/17/24 996 (25) — (25)
Citibank, Pay Underlying Reference:
Commerzbank Monthly, Receive Variable
2.384% (EUR ESTR + (0.30)%) Monthly,
1/17/24 192 (5) — (5)
Citibank, Pay Underlying Reference:
Delivery Hero Monthly, Receive Variable
2.384% (EUR ESTR + (0.30)%) Monthly,
1/17/24 290 (61) — (61)
Citibank, Pay Underlying Reference:
Deutsche Bank Monthly, Receive Variable
2.384% (EUR ESTR + (0.30)%) Monthly,
1/17/24 182 (10) — (10)
Citibank, Pay Underlying Reference: Dr.
Ing. h.c. F. Porsche Monthly, Receive
Variable 1.440% (EUR ESTR + (0.30)%)
Monthly, 1/17/24 845 8 — 8
Citibank, Pay Underlying Reference:
Merck Monthly, Receive Variable 2.384%
(EUR ESTR + (0.30)%) Monthly, 1/17/24 1,097 95 — 95
Citibank, Pay Underlying Reference:
Vonovia Monthly, Receive Variable 2.384%
(EUR ESTR + (0.30)%) Monthly, 1/17/24 840 (98) — (98)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Brenntag Monthly, Pay Variable 3.084%
(EUR ESTR + 0.40%) Monthly, 1/17/24 299 29 — 29
Goldman Sachs, Receive Underlying
Reference: adidas Monthly, Pay Variable
2.954% (EUR ESTR + 0.40%) Monthly,
1/17/24 673 (15) — (15)
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 2.954% (EUR ESTR + 0.40%)
Monthly, 1/17/24 1,603 (39) — (39)
Goldman Sachs, Receive Underlying
Reference: Puma Monthly, Pay Variable
2.954% (EUR ESTR + 0.40%) Monthly,
1/17/24 766 (39) — (39)
JPMorgan Chase, Receive Underlying
Reference: Covestro Monthly, Pay Variable
2.904% (EUR ESTR + 0.35%) Monthly,
1/17/24 363 28 — 28
JPMorgan Chase, Receive Underlying
Reference: Hannover Rueck Monthly, Pay
Variable 2.904% (EUR ESTR + 0.35%)
Monthly, 1/17/24 932 79 — 79
JPMorgan Chase, Receive Underlying
Reference: KION Group Monthly, Pay
Variable 2.904% (EUR ESTR + 0.35%)
Monthly, 1/17/24 273 14 — 14
Morgan Stanley, Pay Underlying
Reference: Mercedes-Benz Group
Monthly, Receive Variable 2.204% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 332 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Daimler Truck Holding Monthly,
Pay Variable 2.904% (EUR ESTR + 0.35%)
Monthly, 1/17/24 547 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: SAP Monthly, Pay Variable
2.904% (EUR ESTR + 0.35%) Monthly,
1/17/24 2,459 148 — 148
Morgan Stanley, Receive Underlying
Reference: Volkswagen Monthly, Pay
Variable 2.904% (EUR ESTR + 0.35%)
Monthly, 1/17/24 730 (22) — (22)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Zalando Monthly, Pay Variable
2.904% (EUR ESTR + 0.35%) Monthly,
1/17/24 587 (3) — (3)
Total Germany — 95
Hong Kong (0.0)%
Morgan Stanley, Receive Underlying
Reference: AIA Group Monthly, Pay
Variable 3.416% (1M HKD HIBOR +
0.55%) Monthly, 1/17/24 2,818 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Galaxy Entertainment Group
Monthly, Pay Variable 3.416% (1M HKD
HIBOR + 0.55%) Monthly, 1/17/24 2,350 (3) — (3)
Total Hong Kong — (7)
Ireland (0.0)%
Citibank, Pay Underlying Reference: Aon,
Class A Monthly, Receive Variable 4.428%
(1M USD LIBOR + (0.18)%) Monthly,
1/18/24 394 (6) — (6)
Citibank, Receive Underlying Reference:
Medtronic Monthly, Pay Variable 5.220%
(SOFR + 0.42%) Monthly, 1/18/24 889 — — —
JPMorgan Chase, Receive Underlying
Reference: CRH Monthly, Pay Variable
4.231% (GBP SONIA + 0.35%) Monthly,
1/17/24 (GBP) 342 (5) — (5)
JPMorgan Chase, Receive Underlying
Reference: Ryanair Holdings Monthly, Pay
Variable 4.818% (SOFR + 0.35%) Monthly,
1/18/24 434 6 — 6
Morgan Stanley, Pay Underlying
Reference: Kingspan Group Monthly,
Receive Variable 2.204% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 332 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Trane Technologies Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 1,190 (61) — (61)
Morgan Stanley, Receive Underlying
Reference: Accenture, Class A Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 608 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
4.868% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 1,093 19 — 19
Total Ireland — (57)
Italy 0.0%
Citibank, Pay Underlying Reference:
FinecoBank Banca Fineco Monthly,
Receive Variable 2.384% (EUR ESTR +
(0.30)%) Monthly, 1/17/24 1,617 38 — 38
Goldman Sachs, Pay Underlying
Reference: Snam Monthly, Receive
Variable 2.284% (1M EURIBOR + (0.27)%)
Monthly, 1/17/24 757 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Enel Monthly, Pay Variable
2.954% (EUR ESTR + 0.40%) Monthly,
1/17/24 773 70 — 70
Goldman Sachs, Receive Underlying
Reference: Intesa Sanpaolo Monthly, Pay
Variable 2.954% (EUR ESTR + 0.40%)
Monthly, 1/17/24 766 (21) — (21)
Total Italy — 85
Japan 0.1%
Citibank, Pay Underlying Reference:
Dai-ichi Life Holdings Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 31,464 (12) — (12)
Citibank, Pay Underlying Reference:
Japan Tobacco Monthly, Receive Variable
(0.435)% (JPY TONA + (0.42)%) Monthly,
1/17/24 155,178 (52) — (52)
Citibank, Pay Underlying Reference: KDDI
Monthly, Receive Variable (0.435)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 36,901 (21) — (21)
Citibank, Pay Underlying Reference:
Resona Holdings Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 33,411 (11) — (11)
Citibank, Pay Underlying Reference: ZOZO
Monthly, Receive Variable (0.435)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 36,375 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Calbee Monthly, Pay Variable 0.365% (JPY
TONA + 0.38%) Monthly, 1/17/24 86,924 43 — 43
Citibank, Receive Underlying Reference:
Kobe Bussan Monthly, Pay Variable
0.365% (JPY TONA + 0.38%) Monthly,
1/17/24 91,113 32 — 32
Citibank, Receive Underlying Reference:
Mitsubishi UFJ Financial Group Monthly,
Pay Variable 0.365% (JPY TONA + 0.38%)
Monthly, 1/17/24 101,596 14 — 14
Citibank, Receive Underlying Reference:
Nidec Monthly, Pay Variable 0.365% (JPY
TONA + 0.38%) Monthly, 1/17/24 35,208 4 — 4
Citibank, Receive Underlying Reference:
Shiseido Monthly, Pay Variable 0.365%
(JPY TONA + 0.38%) Monthly, 1/17/24 39,438 20 — 20
Morgan Stanley, Pay Underlying
Reference: Bridgestone Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 289,651 (34) — (34)
Morgan Stanley, Pay Underlying
Reference: DeNA Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 10,850 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Fujitsu Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 35,910 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Honda Motor Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 118,908 (33) — (33)
Morgan Stanley, Pay Underlying
Reference: Isuzu Motors Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 37,835 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Kyocera Monthly, Receive
Variable (0.441)% (1M JPY LIBOR +
(0.42)%) Monthly, 1/17/24 32,623 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Menicon Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 42,061 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: MonotaRO Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 11,340 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Nintendo Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 43,110 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Nissan Motor Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 92,143 — — —
Morgan Stanley, Pay Underlying
Reference: Recruit Holdings Monthly,
Receive Variable (0.441)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 72,595 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Shimano Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 46,540 33 — 33
Morgan Stanley, Pay Underlying
Reference: SoftBank Group Monthly,
Receive Variable (0.329)% (JPY TONA +
(0.38)%) Monthly, 1/17/24 13,967 2 — 2
Morgan Stanley, Pay Underlying
Reference: Toray Industries Monthly,
Receive Variable (0.441)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 46,922 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Tosoh Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 50,383 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Toyota Motor Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 185,968 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Yamaha Monthly, Receive
Variable (0.441)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 184,800 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.510% (JPY TONA + 0.53%)
Monthly, 1/17/24 37,541 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Demae-Can Monthly, Pay
Variable 0.510% (JPY TONA + 0.53%)
Monthly, 1/17/24 28,217 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Denso Monthly, Pay Variable
0.510% (JPY TONA + 0.53%) Monthly,
1/17/24 184,780 137 — 137
Morgan Stanley, Receive Underlying
Reference: Isetan Mitsukoshi Holdings
Monthly, Pay Variable 0.510% (JPY TONA
+ 0.53%) Monthly, 1/17/24 47,996 16 — 16
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Chemical Group
Monthly, Pay Variable 0.510% (JPY TONA
+ 0.53%) Monthly, 1/17/24 54,092 7 — 7
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Electric Monthly,
Pay Variable 0.510% (JPY TONA + 0.53%)
Monthly, 1/17/24 99,318 56 — 56
Morgan Stanley, Receive Underlying
Reference: Murata Manufacturing Monthly,
Pay Variable 0.510% (JPY TONA + 0.53%)
Monthly, 1/17/24 69,008 1 — 1
Morgan Stanley, Receive Underlying
Reference: Nitori Holdings Monthly, Pay
Variable 0.510% (JPY TONA + 0.53%)
Monthly, 1/17/24 36,960 9 — 9
Morgan Stanley, Receive Underlying
Reference: Omron Monthly, Pay Variable
0.510% (JPY TONA + 0.53%) Monthly,
1/17/24 42,571 16 — 16
Morgan Stanley, Receive Underlying
Reference: Outsourcing Monthly, Pay
Variable 0.510% (JPY TONA + 0.53%)
Monthly, 1/17/24 33,242 1 — 1
Morgan Stanley, Receive Underlying
Reference: Persol Holdings Monthly, Pay
Variable 0.510% (JPY TONA + 0.53%)
Monthly, 1/17/24 37,725 10 — 10
Morgan Stanley, Receive Underlying
Reference: Sumitomo Electric Industries
Monthly, Pay Variable 0.510% (JPY TONA
+ 0.53%) Monthly, 1/17/24 64,474 19 — 19

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.510% (1M JPY
LIBOR + 0.53%) Monthly, 1/17/24 46,092 7 — 7
Morgan Stanley, Receive Underlying
Reference: Suzuki Motor Monthly, Pay
Variable 0.510% (JPY TONA + 0.53%)
Monthly, 1/17/24 46,266 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.510% (JPY TONA + 0.53%)
Monthly, 1/17/24 20,336 3 — 3
Morgan Stanley, Receive Underlying
Reference: Tokyo Electron Monthly, Pay
Variable 0.510% (JPY TONA + 0.53%)
Monthly, 1/17/24 35,616 11 — 11
Morgan Stanley, Receive Underlying
Reference: Yakult Honsha Monthly, Pay
Variable 0.510% (JPY TONA + 0.53%)
Monthly, 1/17/24 41,034 15 — 15
UBS Investment Bank, Pay Underlying
Reference: Chugai Pharmaceutical
Monthly, Receive Variable (0.415)% (JPY
TONA + (0.40)%) Monthly, 1/17/24 36,556 (22) — (22)
UBS Investment Bank, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.335% (JPY TONA + 0.35%)
Monthly, 1/17/24 30,591 1 — 1
UBS Investment Bank, Receive Underlying
Reference: Daikin Industries Monthly, Pay
Variable 0.335% (JPY TONA + 0.35%)
Monthly, 1/17/24 101,476 90 — 90
UBS Investment Bank, Receive Underlying
Reference: Food & Life Monthly, Pay
Variable 0.335% (JPY TONA + 0.35%)
Monthly, 1/17/24 38,628 (5) — (5)
UBS Investment Bank, Receive Underlying
Reference: Hoshizaki Monthly, Pay
Variable 0.335% (JPY TONA + 0.35%)
Monthly, 1/17/24 62,678 20 — 20
UBS Investment Bank, Receive Underlying
Reference: Keyence Monthly, Pay Variable
0.335% (JPY TONA + 0.35%) Monthly,
1/17/24 245,262 38 — 38

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: Panasonic Monthly, Pay
Variable 0.335% (JPY TONA + 0.35%)
Monthly, 1/17/24 51,767 24 — 24
UBS Investment Bank, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.335% (JPY TONA + 0.35%)
Monthly, 1/17/24 84,345 28 — 28
Total Japan — 320
Jersey 0.0%
Goldman Sachs, Receive Underlying
Reference: Experian Monthly, Pay Variable
4.261% (GBP SONIA + 0.38%) Monthly,
1/17/24 747 28 — 28
Total Jersey — 28
Liberia 0.0%
Morgan Stanley, Receive Underlying
Reference: Royal Caribbean Cruises
Monthly, Pay Variable 4.533% (SOFR +
0.40%) Monthly, 1/18/24 594 23 — 23
Morgan Stanley, Receive Underlying
Reference: Royal Caribbean Cruises
Monthly, Pay Variable 4.831% (SOFR +
0.40%) Monthly, 1/18/24 371 9 — 9
Total Liberia — 32
Luxembourg (0.0)%
Morgan Stanley, Receive Underlying
Reference: ArcelorMittal Monthly, Pay
Variable 2.904% (EUR ESTR + 0.35%)
Monthly, 1/17/24 983 (62) — (62)
Total Luxembourg — (62)
Mexico (0.0)%
Morgan Stanley, Pay Underlying
Reference: Alpek Monthly, Receive
Variable 10.787% (MXIBTIIE + (0.75)%)
Monthly, 1/17/24 3,065 8 — 8
Morgan Stanley, Receive Underlying
Reference: Alfa, Class A Monthly, Pay
Variable 12.087% (MXIBTIIE + 0.55%)
Monthly, 1/17/24 5,194 (10) — (10)
Total Mexico — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Netherlands 0.1%
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
2.904% (EUR ESTR + 0.35%) Monthly,
1/17/24 956 (9) — (9)
JPMorgan Chase, Pay Underlying
Reference: STMicroelectronics Monthly,
Receive Variable 2.204% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 512 89 — 89
JPMorgan Chase, Receive Underlying
Reference: ASM International Monthly,
Pay Variable 2.904% (EUR ESTR + 0.35%)
Monthly, 1/17/24 242 (16) — (16)
JPMorgan Chase, Receive Underlying
Reference: Ferrari Monthly, Pay Variable
2.904% (EUR ESTR + 0.35%) Monthly,
1/17/24 980 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: NXP Semiconductors Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 540 34 — 34
UBS Investment Bank, Pay Underlying
Reference: Koninklijke Ahold Delhaize
Monthly, Receive Variable 2.284% (EUR
ESTR + (0.40)%) Monthly, 1/17/24 622 18 — 18
Total Netherlands — 107
Norway 0.0%
Citibank, Pay Underlying Reference:
Equinor Monthly, Receive Variable 3.030%
(1M NOK NIBOR + (0.35)%) Monthly,
1/17/24 2,706 — — —
Goldman Sachs, Receive Underlying
Reference: DNB Bank Monthly, Pay
Variable 3.720% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 2,824 3 — 3
UBS Investment Bank, Receive Underlying
Reference: Storebrand Monthly, Pay
Variable 3.730% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 5,146 — — —
Total Norway — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Panama (0.0)%
Morgan Stanley, Receive Underlying
Reference: Carnival Monthly, Pay Variable
4.784% (SOFR + 0.40%) Monthly, 1/18/24 449 (28) — (28)
Total Panama — (28)
South Korea (0.0)%
Morgan Stanley, Receive Underlying
Reference: Lotte Chemical Monthly, Pay
Variable 5.318% (SOFR + 0.85%) Monthly,
1/18/24 225 (20) — (20)
Total South Korea — (20)
Spain (0.0)%
Goldman Sachs, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable 2.954% (EUR ESTR + 0.40%)
Monthly, 1/17/24 317 9 — 9
JPMorgan Chase, Receive Underlying
Reference: Banco Santander Monthly,
Pay Variable 2.904% (EUR ESTR + 0.35%)
Monthly, 1/17/24 259 (25) — (25)
Total Spain — (16)
Sweden 0.1%
Citibank, Receive Underlying Reference:
Assa Abloy, Class B Monthly, Pay Variable
3.468% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 3,791 27 — 27
Goldman Sachs, Receive Underlying
Reference: Atlas Copco, Class B Monthly,
Pay Variable 3.561% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 3,015 38 — 38
Goldman Sachs, Receive Underlying
Reference: Svenska Cellulosa, Class B
Monthly, Pay Variable 3.561% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/24 7,792 44 — 44
Morgan Stanley, Pay Underlying
Reference: Industrivarden, Class C
Monthly, Receive Variable 2.861% (1M
SEK STIBOR + (0.35)%) Monthly, 1/17/24 12,806 33 — 33
Morgan Stanley, Pay Underlying
Reference: Investor, Class A Monthly,
Receive Variable 2.861% (1M SEK STIBOR
+ (0.35)%) Monthly, 1/17/24 5,387 (25) — (25)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Kinnevik, Class B Monthly,
Receive Variable 2.861% (1M SEK STIBOR
+ (0.35)%) Monthly, 1/17/24 4,160 (17) — (17)
UBS Investment Bank, Receive Underlying
Reference: Essity, Class B Monthly, Pay
Variable 3.468% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 7,480 11 — 11
UBS Investment Bank, Receive Underlying
Reference: Sandvik Monthly, Pay Variable
3.468% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 7,062 (2) — (2)
Total Sweden — 109
Switzerland (0.1)%
Bank of America, Pay Underlying
Reference: Kuehne + Nagel International
Monthly, Receive Variable 0.896% (1M
CHF LIBOR + (0.35)%) Monthly, 1/17/24 178 4 — 4
Bank of America, Receive Underlying
Reference: Montana Aerospace Monthly,
Pay Variable 1.596% (1M CHF LIBOR +
0.35%) Monthly, 1/17/24 341 (19) — (19)
Bank of America, Receive Underlying
Reference: Roche Holding Monthly, Pay
Variable 1.596% (1M CHF LIBOR + 0.35%)
Monthly, 1/17/24 1,163 12 — 12
Citibank, Pay Underlying Reference:
Geberit Monthly, Receive Variable 0.886%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 247 (14) — (14)
Citibank, Pay Underlying Reference:
Nestle Monthly, Receive Variable 0.886%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 1,112 (10) — (10)
Citibank, Pay Underlying Reference: SGS
Monthly, Receive Variable (0.113)% (1M
CHF LIBOR + (0.35)%) Monthly, 1/17/24 204 5 — 5
Citibank, Receive Underlying Reference:
Zurich Insurance Group Monthly, Pay
Variable 1.586% (1M CHF LIBOR + 0.28%)
Monthly, 1/17/24 611 (30) — (30)
Goldman Sachs, Receive Underlying
Reference: Alcon Monthly, Pay Variable
1.536% (1M CHF LIBOR + 0.29%) Monthly,
1/17/24 482 12 — 12

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Cie Financiere Richemont
Monthly, Pay Variable 1.646% (1M CHF
LIBOR + 0.40%) Monthly, 1/17/24 980 5 — 5
Morgan Stanley, Pay Underlying
Reference: CRISPR Therapeutics Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 94 9 — 9
Morgan Stanley, Pay Underlying
Reference: Holcim Monthly, Receive
Variable 0.836% (1M CHF LIBOR +
(0.41)%) Monthly, 1/17/24 271 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Kuehne + Nagel International
Monthly, Receive Variable 0.836% (1M
CHF LIBOR + (0.41)%) Monthly, 1/17/24 2,025 45 — 45
Morgan Stanley, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable 0.796% (1M CHF LIBOR
+ (0.41)%) Monthly, 1/17/24 209 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Swiss Re Monthly, Receive
Variable 0.836% (1M CHF LIBOR +
(0.41)%) Monthly, 1/17/24 242 (14) — (14)
UBS Investment Bank, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable 0.906% (1M CHF LIBOR
+ (0.40)%) Monthly, 1/17/24 258 (18) — (18)
Total Switzerland — (16)
United Kingdom 0.1%
Bank of America, Receive Underlying
Reference: Halma Monthly, Pay Variable
4.231% (GBP SONIA + 0.35%) Monthly,
1/17/24 662 16 — 16
Citibank, Pay Underlying Reference:
Antofagasta Monthly, Receive Variable
3.684% (GBP SONIA + (0.31)%) Monthly,
1/17/24 243 (4) — (4)
Citibank, Pay Underlying Reference:
Burberry Group Monthly, Receive Variable
3.684% (GBP SONIA + (0.31)%) Monthly,
1/17/24 210 (12) — (12)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
HSBC Holdings Monthly, Receive Variable
3.684% (GBP SONIA + (0.31)%) Monthly,
1/17/24 164 (3) — (3)
Citibank, Pay Underlying Reference: JD
Sports Fashion Monthly, Receive Variable
3.684% (GBP SONIA + (0.31)%) Monthly,
1/17/24 309 13 — 13
Citibank, Pay Underlying Reference:
Legal & General Group Monthly, Receive
Variable 3.684% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 492 (14) — (14)
Citibank, Pay Underlying Reference:
Standard Chartered Monthly, Receive
Variable 3.684% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 154 (3) — (3)
Citibank, Receive Underlying Reference:
London Stock Exchange Group Monthly,
Pay Variable 4.384% (GBP SONIA +
0.39%) Monthly, 1/17/24 257 15 — 15
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay Variable
4.261% (GBP SONIA + 0.38%) Monthly,
1/17/24 678 29 — 29
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 4.261% (GBP SONIA + 0.38%)
Monthly, 1/17/24 724 29 — 29
Goldman Sachs, Receive Underlying
Reference: Next Monthly, Pay Variable
4.261% (GBP SONIA + 0.38%) Monthly,
1/17/24 382 15 — 15
Goldman Sachs, Receive Underlying
Reference: Segro Monthly, Pay Variable
4.261% (GBP SONIA + 0.38%) Monthly,
1/17/24 727 67 — 67
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 197 5 — 5
JPMorgan Chase, Receive Underlying
Reference: GSK Monthly, Pay Variable
4.231% (GBP SONIA + 0.35%) Monthly,
1/17/24 914 (56) — (56)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 4.231% (GBP SONIA + 0.35%)
Monthly, 1/17/24 444 34 — 34
Morgan Stanley, Pay Underlying
Reference: Mondi Monthly, Receive
Variable 3.571% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 1,353 43 — 43
Morgan Stanley, Receive Underlying
Reference: InterContinental Hotels Group
Monthly, Pay Variable 4.271% (1M GBP
LIBOR + 0.39%) Monthly, 1/17/24 329 (2) — (2)
Total United Kingdom — 172
United States 0.3%
Bank of America, Pay Underlying
Reference: Aerojet Rocketdyne Holdings
Monthly, Receive Variable 3.666% (SOFR
+ (0.30)%) Monthly, 1/18/24 38 — — —
Bank of America, Pay Underlying
Reference: Aerojet Rocketdyne Holdings
Monthly, Receive Variable 4.168% (SOFR
+ (0.30)%) Monthly, 1/18/24 1,162 3 — 3
Bank of America, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 398 10 — 10
Bank of America, Pay Underlying
Reference: CVS Health Monthly, Receive
Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 434 12 — 12
Bank of America, Pay Underlying
Reference: Deere Monthly, Receive
Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 211 7 — 7
Bank of America, Pay Underlying
Reference: Equifax Monthly, Receive
Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 1,792 (104) — (104)
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 2,125 45 — 45

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: GE HealthCare Technologies
Monthly, Receive Variable 4.168% (SOFR
+ (0.30)%) Monthly, 1/18/24 413 8 — 8
Bank of America, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 4.168% (SOFR
+ (0.30)%) Monthly, 1/18/24 563 (5) — (5)
Bank of America, Pay Underlying
Reference: Mettler-Toledo International
Monthly, Receive Variable 4.500% (SOFR
+ (0.30)%) Monthly, 1/18/24 1,374 (1) — (1)
Bank of America, Pay Underlying
Reference: NextEra Energy Monthly,
Receive Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 317 8 — 8
Bank of America, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 780 44 — 44
Bank of America, Pay Underlying
Reference: UDR Monthly, Receive Variable
4.168% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 240 (2) — (2)
Bank of America, Receive Underlying
Reference: Booking Holdings Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 725 1 — 1
Bank of America, Receive Underlying
Reference: Carrier Global Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 551 (37) — (37)
Bank of America, Receive Underlying
Reference: Chipotle Mexican Grill Monthly,
Pay Variable 4.768% (SOFR + 0.30%)
Monthly, 1/18/24 312 51 — 51
Bank of America, Receive Underlying
Reference: Citigroup Monthly, Pay Variable
4.768% (SOFR + 0.30%) Monthly, 1/18/24 573 (25) — (25)
Bank of America, Receive Underlying
Reference: CoStar Group Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 287 29 — 29

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: DENTSPLY SIRONA Monthly,
Pay Variable 4.768% (SOFR + 0.30%)
Monthly, 1/18/24 820 19 — 19
Bank of America, Receive Underlying
Reference: Elevance Health Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 596 (20) — (20)
Bank of America, Receive Underlying
Reference: Entegris Monthly, Pay Variable
4.768% (SOFR + 0.30%) Monthly, 1/18/24 566 24 — 24
Bank of America, Receive Underlying
Reference: Humana Monthly, Pay Variable
4.768% (SOFR + 0.30%) Monthly, 1/18/24 328 7 — 7
Bank of America, Receive Underlying
Reference: Intercontinental Exchange
Monthly, Pay Variable 4.768% (SOFR +
0.30%) Monthly, 1/18/24 352 2 — 2
Bank of America, Receive Underlying
Reference: Las Vegas Sands Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 387 37 — 37
Bank of America, Receive Underlying
Reference: Marvell Technology Monthly,
Pay Variable 4.768% (SOFR + 0.30%)
Monthly, 1/18/24 756 (20) — (20)
Bank of America, Receive Underlying
Reference: NOV Monthly, Pay Variable
4.768% (SOFR + 0.30%) Monthly, 1/18/24 126 (13) — (13)
Bank of America, Receive Underlying
Reference: Procter & Gamble Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 2,302 91 — 91
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
4.768% (SOFR + 0.30%) Monthly, 1/18/24 345 36 — 36
Bank of America, Receive Underlying
Reference: UnitedHealth Group Monthly,
Pay Variable 4.768% (SOFR + 0.30%)
Monthly, 1/18/24 431 (12) — (12)
Citibank, Pay Underlying Reference: Acuity
Brands Monthly, Receive Variable 4.428%
(SOFR + (0.18)%) Monthly, 1/18/24 313 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Centene Monthly, Receive Variable 4.428%
(SOFR + (0.18)%) Monthly, 1/18/24 374 (14) — (14)
Citibank, Pay Underlying Reference:
Discover Financial Services Monthly,
Receive Variable 4.428% (SOFR + (0.18)%)
Monthly, 1/18/24 526 (27) — (27)
Citibank, Pay Underlying Reference:
ServiceNow Monthly, Receive Variable
4.428% (SOFR + (0.18)%) Monthly,
1/18/24 900 27 — 27
Citibank, Pay Underlying Reference:
United Rentals Monthly, Receive Variable
4.428% (SOFR + (0.18)%) Monthly,
1/18/24 247 3 — 3
Citibank, Receive Underlying Reference:
Becton Dickinson & Company Monthly,
Pay Variable 5.028% (SOFR + 0.42%)
Monthly, 1/18/24 1,162 46 — 46
Citibank, Receive Underlying Reference:
Colgate-Palmolive Monthly, Pay Variable
1.870% (SOFR + 0.42%) Monthly, 1/18/24 579 18 — 18
Citibank, Receive Underlying Reference:
ConocoPhillips Monthly, Pay Variable
5.028% (SOFR + 0.42%) Monthly, 1/18/24 845 (27) — (27)
Citibank, Receive Underlying Reference:
JPMorgan Chase Monthly, Pay Variable
5.028% (SOFR + 0.42%) Monthly, 1/18/24 1,110 86 — 86
Citibank, Receive Underlying Reference:
PG&E Monthly, Pay Variable 5.028%
(SOFR + 0.42%) Monthly, 1/18/24 815 14 — 14
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 5.028% (SOFR + 0.42%) Monthly,
1/18/24 835 93 — 93
Citibank, Receive Underlying Reference:
Teleflex Monthly, Pay Variable 5.028%
(SOFR + 0.42%) Monthly, 1/18/24 622 24 — 24
Citibank, Receive Underlying Reference:
TransDigm Group Monthly, Pay Variable
5.028% (SOFR + 0.42%) Monthly, 1/18/24 643 25 — 25
Citibank, Receive Underlying Reference:
Westrock Monthly, Pay Variable 5.028%
(SOFR + 0.42%) Monthly, 1/18/24 240 (2) — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Adobe Monthly, Receive
Variable 2.830% (SOFR + (0.30)%)
Monthly, 1/18/24 270 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 4.168% (SOFR
+ (0.30)%) Monthly, 1/18/24 1,075 12 — 12
Goldman Sachs, Pay Underlying
Reference: Applied Materials Monthly,
Receive Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 196 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: Comcast, Class A Monthly,
Receive Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 1,023 (86) — (86)
Goldman Sachs, Pay Underlying
Reference: Danaher Monthly, Receive
Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 2,003 151 — 151
Goldman Sachs, Pay Underlying
Reference: Freeport-McMoRan Monthly,
Receive Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 227 22 — 22
Goldman Sachs, Pay Underlying
Reference: Invitation Homes Monthly,
Receive Variable 3.666% (SOFR + (0.30)%)
Monthly, 1/18/24 218 — — —
Goldman Sachs, Pay Underlying
Reference: Invitation Homes Monthly,
Receive Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 705 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Markit iBoxx EUR Liquid High
Yield Index at Maturity, Receive Variable
2.646% (3M EURIBOR + 0.00%) at
Maturity, 6/20/23 (EUR) 1,900 11 5 6
Goldman Sachs, Pay Underlying
Reference: Moderna Monthly, Receive
Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 241 19 — 19
Goldman Sachs, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 625 82 — 82

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: VICI Properties Monthly,
Receive Variable 4.168% (SOFR + (0.30)%)
Monthly, 1/18/24 352 (11) — (11)
Goldman Sachs, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 4.768% (SOFR +
0.30%) Monthly, 1/18/24 586 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: AmerisourceBergen Monthly,
Pay Variable 4.768% (SOFR + 0.30%)
Monthly, 1/18/24 445 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Baxter International Monthly,
Pay Variable 3.430% (SOFR + 0.30%)
Monthly, 1/18/24 275 11 — 11
Goldman Sachs, Receive Underlying
Reference: Baxter International Monthly,
Pay Variable 5.100% (SOFR + 0.30%)
Monthly, 1/18/24 375 10 — 10
Goldman Sachs, Receive Underlying
Reference: Corebridge Financial Monthly,
Pay Variable 4.768% (SOFR + 0.30%)
Monthly, 1/18/24 46 — — —
Goldman Sachs, Receive Underlying
Reference: Evergy Monthly, Pay Variable
4.768% (SOFR + 0.30%) Monthly, 1/18/24 1,699 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Gen Digital Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 506 (9) — (9)
Goldman Sachs, Receive Underlying
Reference: Healthpeak Properties
Monthly, Pay Variable 4.768% (SOFR +
0.30%) Monthly, 1/18/24 253 5 — 5
Goldman Sachs, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 4.768% (SOFR + 0.30%)
Monthly, 1/18/24 350 (32) — (32)
Goldman Sachs, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 4.266% (SOFR + 0.30%) Monthly,
1/18/24 205 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 856 101 — 101
Goldman Sachs, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 913 56 — 56
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 4.768% (SOFR + 0.30%)
Monthly, 1/18/24 458 26 — 26
Goldman Sachs, Receive Underlying
Reference: Morgan Stanley Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 930 13 — 13
Goldman Sachs, Receive Underlying
Reference: Rockwell Automation Monthly,
Pay Variable 4.768% (SOFR + 0.30%)
Monthly, 1/18/24 418 8 — 8
Goldman Sachs, Receive Underlying
Reference: Sherwin-Williams Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 304 8 — 8
Goldman Sachs, Receive Underlying
Reference: Visa, Class A Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 402 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Welltower Monthly, Pay
Variable 4.768% (SOFR + 0.30%) Monthly,
1/18/24 1,012 51 (1) 52
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.228% (SOFR + (0.55)%) at
Maturity, 6/20/23 1,648 (37) — (37)
JPMorgan Chase, Pay Underlying
Reference: Bank of America Monthly,
Receive Variable 4.218% (SOFR + (0.25)%)
Monthly, 1/18/24 909 34 — 34
JPMorgan Chase, Pay Underlying
Reference: Carnival at Maturity, Receive
Variable 4.033% (SOFR + (0.75)%) at
Maturity, 6/20/23 976 (7) (1) (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Carnival at Maturity, Receive
Variable 4.071% (SOFR + (0.75)%) at
Maturity, 6/20/23 980 — — —
JPMorgan Chase, Pay Underlying
Reference: Fair Isaac Monthly, Receive
Variable 4.218% (SOFR + (0.25)%)
Monthly, 1/18/24 1,092 (47) — (47)
JPMorgan Chase, Pay Underlying
Reference: Goodyear Tire & Rubber at
Maturity, Receive Variable 3.978% (SOFR
+ (0.80)%) at Maturity, 6/20/23 843 (20) — (20)
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 4.278% (SOFR + (0.50)%) at
Maturity, 6/20/23 521 — — —
JPMorgan Chase, Pay Underlying
Reference: Halliburton Monthly, Receive
Variable 4.218% (SOFR + (0.25)%)
Monthly, 1/18/24 528 12 — 12
JPMorgan Chase, Pay Underlying
Reference: Lowe's Monthly, Receive
Variable 4.218% (1M USD LIBOR +
(0.25)%) Monthly, 1/18/24 376 (6) — (6)
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable 4.158% (SOFR
+ (0.62)%) at Maturity, 6/20/23 1,673 (32) — (32)
JPMorgan Chase, Pay Underlying
Reference: MPT Operating Partnership at
Maturity, Receive Variable 4.128% (SOFR
+ (0.65)%) at Maturity, 6/20/23 726 (26) — (26)
JPMorgan Chase, Pay Underlying
Reference: PayPal Holdings Monthly,
Receive Variable 4.218% (SOFR + (0.25)%)
Monthly, 1/18/24 280 5 — 5
JPMorgan Chase, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 4.218% (SOFR + (0.25)%)
Monthly, 1/18/24 670 (10) — (10)
JPMorgan Chase, Pay Underlying
Reference: Texas Instruments Monthly,
Receive Variable 3.716% (SOFR + (0.25)%)
Monthly, 1/18/24 551 31 — 31

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Texas Instruments Monthly,
Receive Variable 4.218% (SOFR + (0.25)%)
Monthly, 1/18/24 790 58 — 58
JPMorgan Chase, Pay Underlying
Reference: United Parcel Service, Class B
Monthly, Receive Variable 4.218% (SOFR
+ (0.25)%) Monthly, 1/18/24 770 55 — 55
JPMorgan Chase, Receive Underlying
Reference: Apollo Global Management
Monthly, Pay Variable 4.818% (SOFR +
0.35%) Monthly, 1/18/24 606 (19) — (19)
JPMorgan Chase, Receive Underlying
Reference: Cerevel Therapeutics Holdings
Monthly, Pay Variable 1.800% (SOFR +
0.35%) Monthly, 1/18/24 193 6 — 6
JPMorgan Chase, Receive Underlying
Reference: Cerevel Therapeutics Holdings
Monthly, Pay Variable 3.480% (SOFR +
0.35%) Monthly, 1/18/24 30 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Coupang Monthly, Pay Variable
4.818% (SOFR + 0.35%) Monthly, 1/18/24 315 9 — 9
JPMorgan Chase, Receive Underlying
Reference: Norfolk Southern Monthly, Pay
Variable 4.818% (SOFR + 0.35%) Monthly,
1/18/24 1,483 (50) — (50)
JPMorgan Chase, Receive Underlying
Reference: Outfront Media Monthly, Pay
Variable 4.818% (SOFR + 0.35%) Monthly,
1/18/24 301 4 — 4
Morgan Stanley, Pay Underlying
Reference: Abbott Laboratories Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 591 (36) — (36)
Morgan Stanley, Pay Underlying
Reference: Aerojet Rocketdyne Holdings
Monthly, Receive Variable 3.766% (SOFR
+ (0.20)%) Monthly, 1/18/24 352 1 — 1
Morgan Stanley, Pay Underlying
Reference: Albemarle Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 969 98 — 98

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: AMN Healthcare Services
Monthly, Receive Variable 4.268% (SOFR
+ (0.20)%) Monthly, 1/18/24 207 1 — 1
Morgan Stanley, Pay Underlying
Reference: Analog Devices Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 520 28 — 28
Morgan Stanley, Pay Underlying
Reference: Apple Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 1,306 (33) — (33)
Morgan Stanley, Pay Underlying
Reference: Autodesk Monthly, Receive
Variable 4.268% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 224 3 — 3
Morgan Stanley, Pay Underlying
Reference: Automatic Data Processing
Monthly, Receive Variable 4.268% (SOFR
+ (0.20)%) Monthly, 1/18/24 498 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Beam Therapeutics Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 62 2 — 2
Morgan Stanley, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable 4.268% (1M USD LIBOR
+ (0.20)%) Monthly, 1/18/24 1,117 54 — 54
Morgan Stanley, Pay Underlying
Reference: Broadcom Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 1,307 4 — 4
Morgan Stanley, Pay Underlying
Reference: CarMax Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 360 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 1,059 27 — 27
Morgan Stanley, Pay Underlying
Reference: Charter Communications,
Class A Monthly, Receive Variable 4.268%
(SOFR + (0.20)%) Monthly, 1/18/24 967 (61) — (61)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Copart Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 387 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Crowdstrike Holdings, Class A
Monthly, Receive Variable 1.250% (SOFR
+ (0.20)%) Monthly, 1/18/24 155 5 — 5
Morgan Stanley, Pay Underlying
Reference: Crowdstrike Holdings, Class A
Monthly, Receive Variable 4.231% (SOFR
+ (0.20)%) Monthly, 1/18/24 233 29 — 29
Morgan Stanley, Pay Underlying
Reference: Crowdstrike Holdings, Class A
Monthly, Receive Variable 4.600% (SOFR
+ (0.20)%) Monthly, 1/18/24 77 3 — 3
Morgan Stanley, Pay Underlying
Reference: Deere Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 1,866 61 — 61
Morgan Stanley, Pay Underlying
Reference: Devon Energy Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 381 14 — 14
Morgan Stanley, Pay Underlying
Reference: EPAM Systems Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 359 16 — 16
Morgan Stanley, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 821 44 — 44
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 1,932 107 — 107
Morgan Stanley, Pay Underlying
Reference: Generac Holdings Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 248 5 — 5
Morgan Stanley, Pay Underlying
Reference: General Motors Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 798 49 — 49

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 3.766% (SOFR
+ (0.20)%) Monthly, 1/18/24 104 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 4.231% (SOFR
+ (0.20)%) Monthly, 1/18/24 207 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: HCA Healthcare Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 1,129 (66) — (66)
Morgan Stanley, Pay Underlying
Reference: Henry Schein Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 544 14 — 14
Morgan Stanley, Pay Underlying
Reference: Host Hotels & Resorts Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 844 19 — 19
Morgan Stanley, Pay Underlying
Reference: IDEX Monthly, Receive Variable
4.268% (SOFR + (0.20)%) Monthly,
1/18/24 289 20 — 20
Morgan Stanley, Pay Underlying
Reference: IDEXX Laboratories Monthly,
Receive Variable 4.268% (1M USD LIBOR
+ (0.20)%) Monthly, 1/18/24 434 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Incyte Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 690 7 — 7
Morgan Stanley, Pay Underlying
Reference: International Flavors &
Fragrances Monthly, Receive Variable
4.268% (SOFR + (0.20)%) Monthly,
1/18/24 373 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 1,239 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable 4.268% (SOFR
+ (0.20)%) Monthly, 1/18/24 945 (37) — (37)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 4.268% (1M USD LIBOR
+ (0.20)%) Monthly, 1/18/24 667 9 — 9
Morgan Stanley, Pay Underlying
Reference: Kimco Realty Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 311 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable 4.268% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 348 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Marriott International, Class A
Monthly, Receive Variable 4.268% (SOFR
+ (0.20)%) Monthly, 1/18/24 2,117 9 — 9
Morgan Stanley, Pay Underlying
Reference: Microchip Technology Monthly,
Receive Variable 4.268% (1M USD LIBOR
+ (0.20)%) Monthly, 1/18/24 725 69 — 69
Morgan Stanley, Pay Underlying
Reference: Mid-America Apartment
Communities Monthly, Receive Variable
4.268% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 252 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: MSCI Monthly, Receive
Variable 3.766% (SOFR + (0.20)%)
Monthly, 1/18/24 186 22 — 22
Morgan Stanley, Pay Underlying
Reference: MSCI Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 487 51 — 51
Morgan Stanley, Pay Underlying
Reference: Newmont Monthly, Receive
Variable 3.766% (SOFR + (0.20)%)
Monthly, 1/18/24 280 — — —
Morgan Stanley, Pay Underlying
Reference: Okta Monthly, Receive Variable
4.600% (SOFR + (0.20)%) Monthly,
1/18/24 153 2 — 2
Morgan Stanley, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 579 33 — 33

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive Variable
4.268% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 260 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Prometheus Biosciences
Monthly, Receive Variable 2.930% (SOFR
+ (0.20)%) Monthly, 1/18/24 383 1 — 1
Morgan Stanley, Pay Underlying
Reference: Prometheus Biosciences
Monthly, Receive Variable 4.268% (SOFR
+ (0.20)%) Monthly, 1/18/24 391 — — —
Morgan Stanley, Pay Underlying
Reference: Prudential Financial Monthly,
Receive Variable 4.268% (1M USD LIBOR
+ (0.20)%) Monthly, 1/18/24 252 1 — 1
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 4.268% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 611 (47) — (47)
Morgan Stanley, Pay Underlying
Reference: Target Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 811 26 — 26
Morgan Stanley, Pay Underlying
Reference: Tesla Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 915 113 — 113
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 565 8 — 8
Morgan Stanley, Pay Underlying
Reference: Ulta Beauty Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 178 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 557 18 — 18
Morgan Stanley, Pay Underlying
Reference: Werner Enterprises Monthly,
Receive Variable 4.268% (SOFR + (0.20)%)
Monthly, 1/18/24 456 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: 7GC Monthly, Pay Variable
4.868% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 1 — — —
Morgan Stanley, Receive Underlying
Reference: Agilent Technologies Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 1,160 (42) — (42)
Morgan Stanley, Receive Underlying
Reference: Altaba Monthly, Pay Variable
4.868% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 19 — — —
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 263 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: American Express Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 316 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: AMETEK Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 554 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: AT&T Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 655 (62) — (62)
Morgan Stanley, Receive Underlying
Reference: Ball Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 366 13 — 13
Morgan Stanley, Receive Underlying
Reference: Biogen Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 743 29 — 29
Morgan Stanley, Receive Underlying
Reference: Blueprint Medicines Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 188 10 — 10
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 390 10 — 10
Morgan Stanley, Receive Underlying
Reference: Cboe Global Markets Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 714 10 — 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: CF Industries Holdings
Monthly, Pay Variable 4.868% (SOFR +
0.40%) Monthly, 1/18/24 224 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 327 1 — 1
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly, Pay
Variable 4.868% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 249 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Entegris Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 13 1 — 1
Morgan Stanley, Receive Underlying
Reference: Extra Space Storage Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 460 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: EZCORP, Class A Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 214 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: FedEx Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 509 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 231 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: FirstCash Holdings Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 247 16 — 16
Morgan Stanley, Receive Underlying
Reference: FleetCor Technologies
Monthly, Pay Variable 4.868% (SOFR +
0.40%) Monthly, 1/18/24 312 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: FMC Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 670 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 468 10 — 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Hess Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 282 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Hilton Worldwide Holdings
Monthly, Pay Variable 4.868% (SOFR +
0.40%) Monthly, 1/18/24 368 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Huntington Ingalls Industries
Monthly, Pay Variable 4.868% (SOFR +
0.40%) Monthly, 1/18/24 947 (46) — (46)
Morgan Stanley, Receive Underlying
Reference: Illumina Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 1,244 (135) — (135)
Morgan Stanley, Receive Underlying
Reference: Inari Medical Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 246 3 — 3
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 151 13 — 13
Morgan Stanley, Receive Underlying
Reference: JB Hunt Transport Services
Monthly, Pay Variable 4.868% (SOFR +
0.40%) Monthly, 1/18/24 469 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Kraft Heinz Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 1,114 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Kymera Therapeutics Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 354 (34) — (34)
Morgan Stanley, Receive Underlying
Reference: Lam Research Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 499 31 — 31
Morgan Stanley, Receive Underlying
Reference: Maxar Technologies Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 383 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Mckesson Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 279 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Micron Technology Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 571 15 — 15
Morgan Stanley, Receive Underlying
Reference: Monolithic Power Systems
Monthly, Pay Variable 4.868% (SOFR +
0.40%) Monthly, 1/18/24 1,029 (46) — (46)
Morgan Stanley, Receive Underlying
Reference: National Instruments Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 785 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: News, Class A Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 1,159 17 — 17
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 4.868% (SOFR +
0.40%) Monthly, 1/18/24 705 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Public Storage Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 260 — — —
Morgan Stanley, Receive Underlying
Reference: Qualcomm Monthly, Pay
Variable 4.831% (SOFR + 0.40%) Monthly,
1/18/24 231 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Regeneron Pharmaceuticals
Monthly, Pay Variable 4.868% (SOFR +
0.40%) Monthly, 1/18/24 312 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: ResMed Monthly, Pay Variable
4.868% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 372 25 — 25
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 4.868% (SOFR +
0.40%) Monthly, 1/18/24 235 5 — 5
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 1,183 29 — 29

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 593 13 — 13
Morgan Stanley, Receive Underlying
Reference: Seagen Monthly, Pay Variable
4.784% (SOFR + 0.40%) Monthly, 1/18/24 390 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Seagen Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 385 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Strategic Education Monthly,
Pay Variable 4.868% (SOFR + 0.40%)
Monthly, 1/18/24 363 (20) — (20)
Morgan Stanley, Receive Underlying
Reference: Viatris Monthly, Pay Variable
4.868% (SOFR + 0.40%) Monthly, 1/18/24 672 (41) — (41)
Morgan Stanley, Receive Underlying
Reference: Vulcan Materials Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 450 8 — 8
Morgan Stanley, Receive Underlying
Reference: Walt Disney Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 362 7 — 7
Morgan Stanley, Receive Underlying
Reference: Weyerhaeuser Monthly, Pay
Variable 4.868% (SOFR + 0.40%) Monthly,
1/18/24 327 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: Zimmer Biomet Holdings
Monthly, Pay Variable 4.868% (SOFR +
0.40%) Monthly, 1/18/24 354 13 — 13
Total United States 3 1,172
Total Bilateral Total Return Swaps 4 1,994

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
Brazil 0.0%
Morgan Stanley, 4 Year Interest Rate
Swap, Receive Fixed 13.140% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 1/4/27 2,899 18 (1) 19
Total Brazil (1) 19
Total Bilateral Interest Rate Swaps (1) 19
Total Bilateral Swaps (1,412) 1,608
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.1)%
Luxembourg 0.0%
Protection Bought (Relevant Credit: Altice
Finco), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/27 865 116 105 11
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 85 (12) (19) 7
Total Luxembourg 18
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 740 47 48 (1)
Total South Africa (1)
United States (0.1)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 1,230 17 (4) 21
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 1,005 20 53 (33)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 * 45 2 2 —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Citigroup), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 822 (6) 1 (7)
Protection Bought (Relevant Credit:
ConocoPhillips), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27 800 (18) (13) (5)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 420 (46) (8) (38)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 762 (114) (91) (23)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 255 29 46 (17)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 2,332 (80) (27) (53)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/28 10,235 (205) (80) (125)
Protection Bought (Relevant Credit:
Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,995 (33) (2) (31)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 6/21/27 * 83 4 10 (6)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 870 50 57 (7)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 320 (1) 17 (18)
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 150 (5) (3) (2)
Protection Bought (Relevant Credit: The
Gap), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/27 240 40 42 (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: Wells
Fargo), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/27 821 (3) (4) 1
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 200 22 30 (8)
Total United States (353)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (336)
Credit Default Swaps, Protection Sold 0.1%
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/28 3,537 127 112 15
Total Foreign/Europe 15
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 25 3 2 1
Total Luxembourg 1
United States 0.1%
Protection Sold (Relevant Credit: Calpine,
B2*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/23 220 3 2 1
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24 105 (11) (8) (3)
Protection Sold (Relevant Credit: DISH
DBS, B3*), Receive 5.00% Quarterly, Pay
upon credit default, 6/20/26 250 (89) (47) (42)
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 305 5 4 1
Protection Sold (Relevant Credit: Ford
Motor Credit, Ba2*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/23 145 1 1 —
Protection Sold (Relevant Credit:
Goodyear Tire & Rubber, B2*), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 1,250 64 45 19

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 2,005 (182) (206) 24
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 6,100 268 (91) 359
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 2,396 62 10 52
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 3,870 77 68 9
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 1,747 22 12 10
Total United States 430
Total Centrally Cleared Credit Default Swaps,
Protection Sold 446
Interest Rate Swaps 0.1%
China (0.0)%
5 Year Interest Rate Swap, Pay Fixed
2.830% Quarterly, Receive Variable
2.500% (7 Day Interbank Repo) Quarterly,
3/20/28 10,360 (8) — (8)
Total China (8)
Hungary 0.0%
5 Year Interest Rate Swap, Receive Fixed
9.125% Annually, Pay Variable 15.930%
(6M HUF BUBOR) Semi-Annually, 4/24/28 69,464 3 — 3
5 Year Interest Rate Swap, Receive Fixed
9.225% Annually, Pay Variable 15.930%
(6M HUF BUBOR) Semi-Annually, 4/24/28 41,845 2 — 2
5 Year Interest Rate Swap, Receive Fixed
9.400% Annually, Pay Variable 15.960%
(6M HUF BUBOR) Semi-Annually, 4/21/28 41,845 3 — 3
5 Year Interest Rate Swap, Receive Fixed
9.420% Annually, Pay Variable 15.960%
(6M HUF BUBOR) Semi-Annually, 4/21/28 41,846 3 — 3
Total Hungary 11

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
India (0.0)%
2 Year Interest Rate Swap, Receive Fixed
6.590% Semi-Annually, Pay Variable
6.900% (1 Day INR MIBOR) Semi-Annually,
5/30/24 45,000 — — —
2 Year Interest Rate Swap, Receive Fixed
6.870% at Maturity, Pay Variable 6.900% (1
Day INR MIBOR) at Maturity, 6/24/24 44,500 3 — 3
5 Year Interest Rate Swap, Pay Fixed
6.835% Semi-Annually, Receive Variable
6.900% (1 Day INR MIBOR) Semi-Annually,
5/31/27 45,000 (16) — (16)
5 Year Interest Rate Swap, Pay Fixed
7.068% at Maturity, Receive Variable
6.900% (1 Day INR MIBOR) at Maturity,
6/22/27 44,500 (20) — (20)
Total India (33)
Japan (0.0)%
10 Year Interest Rate Swap, Pay Fixed
0.658% Annually, Receive Variable
(0.073)% (JPY TONA) Annually, 5/2/33 56,700 (4) — (4)
10 Year Interest Rate Swap, Pay Fixed
0.659% Annually, Receive Variable
(0.073)% (JPY TONA) Annually, 5/2/33 56,700 (5) — (5)
10 Year Interest Rate Swap, Pay Fixed
0.660% Annually, Receive Variable
(0.073)% (JPY TONA) Annually, 5/2/33 28,350 (2) — (2)
Total Japan (11)
New Zealand 0.0%
2 Year Interest Rate Swap, Receive Fixed
5.074% Semi-Annually, Pay Variable
5.030% (3M NDBB) Quarterly, 2/21/25 2,240 (1) 1 (2)
2 Year Interest Rate Swap, Receive Fixed
5.079% Semi-Annually, Pay Variable
5.030% (3M NDBB) Quarterly, 2/21/25 3,245 (2) — (2)
2 Year Interest Rate Swap, Receive Fixed
5.115% Semi-Annually, Pay Variable
5.520% (3M NDBB) Quarterly, 4/11/25 13,050 3 — 3
2 Year Interest Rate Swap, Receive Fixed
5.369% Semi-Annually, Pay Variable
5.150% (3M NDBB) Quarterly, 2/28/25 1,958 6 1 5
2 Year Interest Rate Swap, Receive Fixed
5.380% Semi-Annually, Pay Variable
5.150% (3M NDBB) Quarterly, 2/28/25 253 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive Fixed
5.425% Semi-Annually, Pay Variable
5.150% (3M NDBB) Quarterly, 2/28/25 2,314 8 — 8
Total New Zealand 13
Poland (0.1)%
5 Year Interest Rate Swap, Pay Fixed
7.100% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/13/27 4,363 (100) — (100)
5 Year Interest Rate Swap, Pay Fixed
7.188% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/18/27 3,758 (89) 1 (90)
Total Poland (190)
United Kingdom 0.3%
2 Year Interest Rate Swap, Receive Fixed
4.199% Annually, Pay Variable 4.178%
(GBP SONIA) Annually, 3/31/25 2,352 (17) — (17)
2 Year Interest Rate Swap, Receive Fixed
4.231% Annually, Pay Variable 4.178%
(GBP SONIA) Annually, 3/31/25 2,353 (16) — (16)
5 Year Interest Rate Swap, Receive Fixed
3.639% Annually, Pay Variable 4.178%
(GBP SONIA) Annually, 3/21/28 3,725 (77) — (77)
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 3.334%
(GBP SONIA) Annually, 9/27/51 1,020 606 — 606
30 Year Interest Rate Swap, Pay Fixed
3.226% Annually, Receive Variable 4.178%
(GBP SONIA) Annually, 3/21/53 935 60 — 60
50 Year Interest Rate Swap, Pay Fixed
0.742% Annually, Receive Variable 3.334%
(GBP SONIA) Annually, 9/27/71 50 38 — 38
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable 3.473%
(GBP SONIA) Annually, 10/11/72 179 (45) — (45)
Total United Kingdom 549
United States (0.1)%
1 Year Interest Rate Swap, Receive Fixed
5.391% Annually, Pay Variable 4.750%
(SOFR) Annually, 3/7/24 20,381 95 — 95
5 Year Interest Rate Swap, Receive Fixed
3.340% Annually, Pay Variable 4.800%
(SOFR) Annually, 4/6/28 4,600 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
3.476% Annually, Pay Variable 4.800%
(SOFR) Annually, 4/19/28 4,590 32 — 32
10 Year Interest Rate Swap, Pay Fixed
3.350% Annually, Receive Variable 4.696%
(SOFR) Annually, 2/8/33 810 (11) — (11)
10 Year Interest Rate Swap, Pay Fixed
3.582% Annually, Receive Variable 4.448%
(SOFR) Annually, 11/16/32 495 (15) — (15)
10 Year Interest Rate Swap, Pay Fixed
3.740% Annually, Receive Variable 4.738%
(SOFR) Annually, 3/3/33 256 (12) — (12)
10 Year Interest Rate Swap, Pay Fixed
3.750% Annually, Receive Variable 4.750%
(SOFR) Annually, 3/7/33 2,350 (114) — (114)
10 Year Interest Rate Swap, Pay Fixed
3.824% Annually, Receive Variable 4.747%
(SOFR) Annually, 3/7/33 425 (23) — (23)
30 Year Interest Rate Swap, Pay Fixed
2.982% Annually, Receive Variable 4.800%
(SOFR) Annually, 4/7/53 1,095 (2) — (2)
30 Year Interest Rate Swap, Pay Fixed
3.094% Annually, Receive Variable 4.800%
(SOFR) Annually, 4/21/53 1,065 (26) — (26)
30 Year Interest Rate Swap, Pay Fixed
3.276% Annually, Receive Variable 4.733%
(SOFR) Annually, 3/3/53 500 (29) — (29)
30 Year Interest Rate Swap, Pay Fixed
3.301% Annually, Receive Variable 4.738%
(SOFR) Annually, 3/3/53 553 (35) — (35)
Total United States (140)
Total Centrally Cleared Interest Rate Swaps 191
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 804 5 — 5
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 798 3 — 3
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.190% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 720 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 798 1 1 —
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.205% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 720 (1) — (1)
Total Foreign/Europe 7
United States 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.440% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 418 1 — 1
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.453% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 238 — — —
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.453% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 419 1 1 —
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.486% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 209 — — —
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.490% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 416 — — —
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.498% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 655 — 1 (1)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.532% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 423 (2) — (2)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.539% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 423 (2) — (2)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.543% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 444 (2) — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.345% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/24/53 652 5 — 5
Total United States (1)
Total Centrally Cleared Zero-Coupon Inflation Swaps 6
Total Centrally Cleared Swaps 307
Net payments (receipts) of variation margin to date (447)
Variation margin receivable (payable) on centrally cleared swaps $ (140)
* Credit ratings as of April 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $17.

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 5/3/23 USD 2,339 GBP 1,899 $ (48)
Bank of America 5/5/23 USD 900 CLP 724,714 3
Bank of America 5/12/23 PLN 1,765 USD 415 9
Bank of America 5/19/23 EUR 1,722 USD 1,852 48
Bank of America 5/19/23 USD 1,096 EUR 1,020 (30)
Bank of America 5/19/23 USD 222 GBP 181 (6)
Bank of America 6/2/23 JPY 301,283 USD 2,259 (36)
Bank of America 6/9/23 COP 2,582,881 USD 524 20
Bank of America 7/7/23 INR 46,865 USD 567 5
Bank of America 7/7/23 KRW 560,416 USD 435 (14)
Bank of America 7/7/23 USD 1,844 INR 152,509 (15)
Bank of America 7/7/23 USD 933 TWD 27,900 20
Bank of America 7/10/23 KZT 132,600 USD 286 1
Bank of America 7/14/23 USD 1,661 MXN 30,536 (11)
Bank of America 7/21/23 USD 557 AUD 842 (2)
Bank of America 8/11/23 CLP 724,714 USD 889 (4)
Bank of America 10/17/23 USD 278 SGD 367 1
Barclays Bank 5/3/23 KRW 3,532,389 USD 2,649 (9)
Barclays Bank 5/3/23 USD 2,638 KRW 3,532,389 (2)
Barclays Bank 5/19/23 EUR 335 USD 369 1
Barclays Bank 5/19/23 USD 2,470 GBP 2,027 (78)
Barclays Bank 6/2/23 USD 2,654 KRW 3,532,389 8
BNP Paribas 5/3/23 BRL 11,138 USD 2,220 11
BNP Paribas 5/3/23 KRW 3,532,389 USD 2,638 2
BNP Paribas 5/3/23 USD 1,447 BRL 7,149 15
BNP Paribas 5/3/23 USD 798 BRL 3,989 (1)
BNP Paribas 5/3/23 USD 2,724 KRW 3,532,389 84
BNP Paribas 5/5/23 CLP 86,862 USD 108 (1)
BNP Paribas 5/19/23 EUR 1,104 USD 1,190 28
BNP Paribas 5/19/23 GBP 305 USD 380 3
BNP Paribas 5/19/23 USD 2,962 EUR 2,759 (81)
BNP Paribas 6/2/23 USD 700 BRL 3,668 (30)
BNP Paribas 7/14/23 MXN 16,828 USD 918 3
BNP Paribas 7/21/23 USD 425 CAD 575 —
BNY Mellon 5/2/23 JPY 168,564 USD 1,239 (1)
BNY Mellon 5/2/23 USD 2,317 JPY 315,100 3
BNY Mellon 6/2/23 JPY 315,100 USD 2,328 (2)
BNY Mellon 6/2/23 USD 1,245 JPY 168,564 1
Canadian Imperial Bank
of Commerce 5/3/23 CAD 8,786 USD 6,440 45
Canadian Imperial Bank
of Commerce 5/19/23 EUR 249 USD 265 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Canadian Imperial Bank
of Commerce 5/19/23 EUR 204 USD 226 $ —
Canadian Imperial Bank
of Commerce 5/19/23 USD 384 EUR 360 (13)
Canadian Imperial Bank
of Commerce 6/2/23 USD 6,444 CAD 8,786 (45)
Canadian Imperial Bank
of Commerce 7/21/23 USD 986 AUD 1,485 —
Citibank 5/3/23 BRL 4,153 USD 831 1
Citibank 5/3/23 USD 808 BRL 4,153 (23)
Citibank 5/5/23 CLP 322,655 USD 396 3
Citibank 5/5/23 CLP 416,437 USD 523 (8)
Citibank 5/12/23 USD 121 RSD 13,311 (4)
Citibank 5/19/23 GBP 329 USD 403 11
Citibank 5/19/23 USD 648 EUR 606 (21)
Citibank 6/2/23 BRL 1,210 USD 238 3
Citibank 6/2/23 USD 280 BRL 1,493 (17)
Citibank 6/9/23 USD 482 COP 2,227,450 12
Citibank 6/16/23 SGD 369 USD 275 2
Citibank 7/7/23 USD 348 PEN 1,314 (5)
Citibank 7/14/23 RON 1,263 USD 278 4
Citibank 7/14/23 USD 443 RON 2,014 (6)
Citibank 7/20/23 USD 1,595 ILS 5,744 7
Citibank 7/21/23 AUD 188 USD 127 (2)
Citibank 7/21/23 USD 1,223 AUD 1,846 (3)
Citibank 7/21/23 USD 404 NZD 653 —
Citibank 7/21/23 USD 403 NZD 660 (5)
Citibank 10/17/23 SGD 367 USD 275 2
Deutsche Bank 5/19/23 EUR 19 USD 21 —
Deutsche Bank 5/19/23 SEK 8,874 USD 852 15
Deutsche Bank 5/19/23 USD 1,744 EUR 1,644 (70)
Deutsche Bank 6/9/23 THB 9,502 USD 275 4
Deutsche Bank 6/9/23 USD 583 THB 20,133 (9)
Deutsche Bank 7/14/23 USD 148 HUF 51,907 (2)
Deutsche Bank 7/20/23 ILS 108 USD 30 —
Deutsche Bank 7/21/23 USD 466 AUD 684 12
Goldman Sachs 5/3/23 BRL 17,768 USD 3,547 11
Goldman Sachs 5/3/23 USD 3,508 BRL 17,768 (50)
Goldman Sachs 5/19/23 USD 112 EUR 103 (1)
Goldman Sachs 6/2/23 BRL 4,161 USD 778 50
Goldman Sachs 6/2/23 INR 412,782 USD 5,014 27
Goldman Sachs 6/2/23 USD 1,544 BRL 8,031 (55)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 6/9/23 THB 9,502 USD 275 $ 4
Goldman Sachs 6/9/23 USD 198 COP 943,493 (1)
Goldman Sachs 6/9/23 USD 583 THB 20,133 (9)
Goldman Sachs 6/16/23 CZK 8,730 USD 385 23
Goldman Sachs 6/16/23 HUF 145,470 USD 381 43
Goldman Sachs 6/16/23 IDR 5,885,000 USD 380 21
Goldman Sachs 7/7/23 USD 912 TWD 27,297 19
Goldman Sachs 7/14/23 CZK 187 USD 9 —
Goldman Sachs 7/14/23 USD 166 CZK 3,577 (1)
HSBC Bank 5/2/23 JPY 496,837 USD 3,796 (147)
HSBC Bank 5/2/23 USD 1,288 JPY 168,564 50
HSBC Bank 5/3/23 BRL 18,761 USD 3,593 164
HSBC Bank 5/3/23 USD 3,752 BRL 18,761 (6)
HSBC Bank 5/19/23 GBP 939 USD 1,150 31
HSBC Bank 6/2/23 USD 735 BRL 3,898 (40)
HSBC Bank 6/9/23 USD 57 MYR 254 —
HSBC Bank 7/7/23 IDR 12,629,764 USD 836 24
HSBC Bank 7/7/23 USD 394 IDR 5,943,864 (11)
HSBC Bank 7/14/23 USD 1,203 MXN 22,147 (10)
JPMorgan Chase 5/3/23 NOK 23,894 USD 2,257 (14)
JPMorgan Chase 5/3/23 USD 946 EUR 863 (5)
JPMorgan Chase 5/3/23 USD 725 MXN 13,099 (3)
JPMorgan Chase 5/3/23 USD 864 SEK 8,952 (9)
JPMorgan Chase 5/19/23 EUR 508 USD 545 15
JPMorgan Chase 5/19/23 GBP 623 USD 761 22
JPMorgan Chase 5/19/23 USD 1,035 GBP 862 (48)
Morgan Stanley 5/3/23 NOK 30,190 USD 2,896 (62)
Morgan Stanley 5/3/23 SEK 17,887 USD 1,718 26
Morgan Stanley 5/3/23 USD 4,158 CAD 5,604 21
Morgan Stanley 5/3/23 USD 3,293 MXN 60,286 (56)
Morgan Stanley 5/3/23 USD 865 SEK 8,935 (7)
Morgan Stanley 5/3/23 USD 1,363 ZAR 25,066 (6)
Morgan Stanley 5/19/23 EUR 97 USD 104 4
Morgan Stanley 5/19/23 GBP 965 USD 1,199 15
Morgan Stanley 5/19/23 SEK 8,510 USD 825 5
Morgan Stanley 6/2/23 BRL 1,648 USD 312 15
Morgan Stanley 6/2/23 SEK 8,935 USD 866 7
Morgan Stanley 6/2/23 ZAR 25,066 USD 1,360 6
Morgan Stanley 6/9/23 COP 1,990,834 USD 402 18
Morgan Stanley 6/9/23 COP 1,935,590 USD 408 (1)
Morgan Stanley 6/9/23 USD 236 COP 1,078,030 9
Morgan Stanley 6/9/23 USD 572 COP 2,835,667 (25)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 6/16/23 SGD 367 USD 274 $ 2
Morgan Stanley 7/14/23 USD 2,824 MXN 51,925 (19)
Morgan Stanley 7/21/23 USD 225 CHF 200 (1)
RBC Dominion Securities 5/3/23 CHF 6,012 USD 6,715 16
RBC Dominion Securities 5/3/23 EUR 3,848 USD 4,248 (7)
RBC Dominion Securities 5/3/23 USD 3,208 EUR 2,948 (41)
RBC Dominion Securities 5/19/23 EUR 1,916 USD 2,062 52
RBC Dominion Securities 5/19/23 USD 540 EUR 505 (17)
RBC Dominion Securities 6/2/23 USD 797 AUD 1,200 2
RBC Dominion Securities 6/2/23 USD 6,738 CHF 6,012 (17)
RBC Dominion Securities 6/2/23 USD 4,255 EUR 3,848 6
RBC Dominion Securities 7/14/23 USD 1,035 MXN 18,983 (4)
RBC Dominion Securities 7/21/23 CAD 2,840 USD 2,132 (33)
RBC Dominion Securities 7/21/23 USD 1,863 CAD 2,493 20
RBC Dominion Securities 7/21/23 USD 1,442 NZD 2,330 1
Standard Chartered 5/5/23 CLP 225,011 USD 271 7
Standard Chartered 5/19/23 EUR 529 USD 570 14
Standard Chartered 5/19/23 GBP 357 USD 443 7
Standard Chartered 5/19/23 USD 957 EUR 897 (32)
Standard Chartered 6/9/23 MYR 3,662 USD 822 4
Standard Chartered 6/9/23 USD 256 MYR 1,138 (1)
State Street 5/2/23 USD 1,372 JPY 181,737 37
State Street 5/3/23 EUR 73 USD 80 —
State Street 5/3/23 GBP 4,113 USD 5,141 29
State Street 5/3/23 MXN 51,605 USD 2,858 9
State Street 5/3/23 NOK 6,703 USD 652 (22)
State Street 5/3/23 USD 2,386 CAD 3,182 37
State Street 5/3/23 USD 886 CHF 786 6
State Street 5/3/23 USD 5,712 CHF 5,226 (139)
State Street 5/3/23 USD 119 EUR 109 (2)
State Street 5/3/23 USD 2,760 GBP 2,214 (23)
State Street 5/3/23 ZAR 25,066 USD 1,385 (16)
State Street 5/19/23 EUR 218 USD 232 9
State Street 5/19/23 EUR 520 USD 575 (2)
State Street 5/19/23 GBP 1,583 USD 1,973 18
State Street 5/19/23 USD 1,278 EUR 1,183 (28)
State Street 5/19/23 USD 8,276 GBP 6,891 (389)
State Street 5/19/23 USD 441 SEK 4,546 (3)
State Street 6/2/23 GBP 2,214 USD 2,762 23
State Street 6/2/23 USD 248 BRL 1,270 (5)
State Street 6/2/23 USD 80 EUR 73 —
State Street 6/2/23 USD 2,369 GBP 1,899 (20)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 6/9/23 USD 81 COP 379,346 $ 1
State Street 6/9/23 USD 15 COP 70,060 —
State Street 7/14/23 USD 970 HUF 344,315 (24)
State Street 7/14/23 USD 36 MXN 666 —
State Street 7/14/23 USD 42 ZAR 765 1
State Street 7/21/23 CHF 385 USD 434 1
UBS Investment Bank 5/3/23 MXN 21,780 USD 1,189 21
UBS Investment Bank 5/3/23 USD 5,725 NOK 60,787 19
UBS Investment Bank 5/12/23 PLN 753 USD 171 10
UBS Investment Bank 5/12/23 USD 846 PLN 3,725 (48)
UBS Investment Bank 5/19/23 EUR 1,172 USD 1,284 9
UBS Investment Bank 5/19/23 SEK 4,546 USD 438 6
UBS Investment Bank 5/19/23 USD 1,744 EUR 1,622 (46)
UBS Investment Bank 5/19/23 USD 864 SEK 8,874 (2)
UBS Investment Bank 6/2/23 NOK 60,787 USD 5,733 (18)
UBS Investment Bank 6/9/23 COP 2,061,981 USD 417 17
UBS Investment Bank 6/9/23 PHP 34,985 USD 636 (4)
UBS Investment Bank 6/9/23 USD 631 COP 2,944,487 10
UBS Investment Bank 6/9/23 USD 1,025 PHP 56,294 8
UBS Investment Bank 7/14/23 HUF 148,173 USD 427 —
UBS Investment Bank 7/14/23 USD 2,707 ZAR 49,905 (2)
UBS Investment Bank 7/21/23 JPY 290,780 USD 2,158 4
UBS Investment Bank 7/21/23 USD 274 AUD 415 (1)
Wells Fargo 5/5/23 USD 398 CLP 326,250 (5)
Wells Fargo 6/9/23 USD 936 COP 4,360,359 17
Wells Fargo 7/21/23 USD 393 CAD 535 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (695)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 236 Three Month SOFR Futures contracts 3/24 (56,374) $ 124
Long, 15 Amsterdam IDX contracts 5/23 2,501 7
Short, 22 CAC40 Index contracts 5/23 (1,809) (1)
Short, 8 Hang Seng Index contracts 5/23 (1,009) (13)
Long, 131 OMX Swedish Index contracts 5/23 2,893 29
Long, 20 Commonwealth of Australia ten year bond
contracts 6/23 1,621 13
Short, 8 DAX Performance Index contracts 6/23 (3,531) (36)
Short, 102 Euro BOBL contracts 6/23 (13,259) (256)
Long, 25 Euro BTP contracts 6/23 3,164 4
Short, 72 Euro BUND contracts 6/23 (10,755) (10)
Long, 3 Euro BUXL thirty year bond contracts 6/23 461 5
Long, 24 Euro OAT contracts 6/23 3,438 4
Short, 283 Euro SCHATZ contracts 6/23 (32,953) 47
Short, 62 Euro STOXX contracts 6/23 (2,951) (88)
Short, 90 FTSE 100 Index contracts 6/23 (8,893) (303)
Long, 21 FTSE MIB Index contracts 6/23 3,113 16
Short, 28 Government of Canada ten year bond
contracts 6/23 (2,606) (110)
Short, 53 Mini ten year JGB contracts 6/23 (5,790) (40)
Short, 91 MSCI EAFE Index contracts 6/23 (9,781) (602)
Short, 151 MSCI Emerging Markets Index contracts 6/23 (7,431) (147)
Short, 3 NASDAQ 100 E-Mini contracts 6/23 (799) (17)
Long, 21 Republic of South Korea ten year bond
contracts 6/23 1,784 6
Short, 4 S&P 500 E-mini Index Communication
Services Sector contracts 6/23 (315) (24)
Long, 1 S&P 500 E-mini Index Consumer
Discretionary Sector contracts 6/23 150 1
Long, 3 S&P 500 E-mini Index Consumer Staples
Sector contracts 6/23 235 18
Short, 102 S&P 500 E-Mini Index contracts 6/23 (21,361) (437)
Long, 12 S&P 500 E-mini Index Energy Sector
contracts 6/23 1,074 (1)
Short, 23 S&P 500 E-mini Index Financial Sector
contracts 6/23 (2,362) (68)
Short, 2 S&P 500 E-mini Index Industrial Sector
contracts 6/23 (202) 2
Short, 5 S&P 500 E-mini Index Materials Sector
contracts 6/23 (429) (9)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS (CONTINUED)
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 8 S&P 500 E-mini Index Real Estate Select
Sector contracts 6/23 (371) $ (4)
Short, 1 S&P 500 E-mini Index Technology Sector
contracts 6/23 (153) (8)
Long, 18 S&P 500 E-mini Index Utilities Sector
contracts 6/23 1,258 66
Short, 32 S&P/TSX 60 Index contracts 6/23 (5,898) (151)
Short, 54 TOPIX Index contracts 6/23 (8,157) (338)
Long, 64 U.K. Gilt ten year contracts 6/23 8,161 (266)
Long, 16 U.S. Treasury Long Bond contracts 6/23 2,107 20
Short, 59 U.S. Treasury Notes five year contracts 6/23 (6,475) (13)
Short, 117 U.S. Treasury Notes ten year contracts 6/23 (13,479) (54)
Short, 181 U.S. Treasury Notes two year contracts 6/23 (37,316) 72
Short, 12 Ultra U.S. Treasury Bonds contracts 6/23 (1,697) 22
Long, 92 Ultra U.S. Treasury Notes ten year contracts 6/23 11,174 65
Short, 31 Three Month SOFR Futures contracts 12/23 (7,375) 1
Net payments (receipts) of variation margin to date 1,787
Variation margin receivable (payable) on open futures contracts $ (687)

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.83% $ — $ — $ 2,044++
Totals $ —# $ — $ 2,044+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
04/30/23
T. Rowe Price Government
Reserve Fund, 4.83% $ 106,299  ¤   ¤ $ 104,316
Total $ 104,316^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,044 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $104,316.

T. ROWE PRICE Multi-Strategy Total Return Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities
117
($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $338,958) $ 338,418
Cash deposits on futures contracts 7,107
Unrealized gain on bilateral swaps 5,537
Foreign currency (cost $3,010) 2,994
Cash deposits on centrally cleared swaps 2,652
Receivable for investment securities sold 2,645
Interest and dividends receivable 1,998
Restricted cash pledged for bilateral derivatives 1,648
Unrealized gain on forward currency exchange contracts 1,449
Bilateral swap premiums paid 184
Cash 127
Receivable for shares sold 73
Due from affiliates 16
Other assets 864
Total assets 365,712
Liabilities
Payable for investment securities purchased 6,384
Obligation to return securities lending collateral 6,131
Unrealized loss on bilateral swaps 3,929
Unrealized loss on forward currency exchange contracts 2,144
Bilateral swap premiums received 1,596
Options written (premiums $1,322) 1,352
Variation margin payable on futures contracts 687
Investment management fees payable 279
Payable for shares redeemed 170
Variation margin payable on centrally cleared swaps 140
Other liabilities 1,020
Total liabilities 23,832
NET ASSETS $ 341,880

T. ROWE PRICE Multi-Strategy Total Return Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities
118
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (45,092)
Paid-in capital applicable to 35,955,567 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 386,972
NET ASSETS $ 341,880
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $33,361; Shares outstanding: 3,496,934) $ 9.54
I Class
(Net assets: $308,519; Shares outstanding: 32,458,633) $ 9.50

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Statement of Operations
119
($000s)
6 Months
Ended
4/30/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $1) $ 5,758
Dividend (net of foreign taxes of $22) 2,365
Securities lending 24
Total income 8,147
Expenses
Investment management 1,700
Shareholder servicing
Investor Class $ 33
I Class 3 36
Prospectus and shareholder reports
Investor Class 3
I Class 2 5
Custody and accounting 143
Legal and audit 55
Registration 31
Miscellaneous 10
Waived / paid by Price Associates (166)
Total expenses 1,814
Net investment income 6,333

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Statement of Operations
120
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (5,543)
Futures (10,097)
Swaps 3,397
Options written 1,637
Forward currency exchange contracts (3,041)
Foreign currency transactions 309
Net realized loss (13,338)
Change in net unrealized gain / loss
Securities 18,849
Futures (796)
Swaps 158
Options written (66)
Forward currency exchange contracts (1,632)
Other assets and liabilities denominated in foreign currencies 272
Change in net unrealized gain / loss 16,785
Net realized and unrealized gain / loss 3,447
INCREASE IN NET ASSETS FROM OPERATIONS
$ 9,780

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Statement of Changes in Net Assets
121
($000s)
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,333 $ 6,619
Net realized loss (13,338) (22,157)
Change in net unrealized gain / loss 16,785 (21,152)
Increase (decrease) in net assets from operations 9,780 (36,690)
Distributions to shareholders
Net earnings
Investor Class (819) (3,073)
I Class (10,195) (8,924)
Decrease in net assets from distributions (11,014) (11,997)
Capital share transactions
*
Shares sold
Investor Class 3,363 20,195
I Class 6,329 31,605
Distributions reinvested
Investor Class 811 3,029
I Class 10,059 8,871
Shares redeemed
Investor Class (13,113) (89,673)
I Class (16,584) (26,787)
Decrease in net assets from capital share
transactions (9,135) (52,760)

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Statement of Changes in Net Assets
122
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Net Assets
Decrease during period (10,369) (101,447)
Beginning of period 352,249 453,696
End of period $ 341,880 $ 352,249
*Share information (000s)
Shares sold
Investor Class 355 2,035
I Class 668 3,164
Distributions reinvested
Investor Class 87 301
I Class 1,088 877
Shares redeemed
Investor Class (1,386) (9,041)
I Class (1,751) (2,686)
Decrease in shares outstanding (939) (5,350)

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS
123
T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks strong, long-term risk-adjusted returns. The fund has two classes of shares: the Multi-Strategy Total Return Fund (Investor Class) and the
Multi-Strategy Total Return Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are

T. ROWE PRICE Multi-Strategy Total Return Fund

reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which

T. ROWE PRICE Multi-Strategy Total Return Fund

clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Multi-Strategy Total Return Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE Multi-Strategy Total Return Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Multi-Strategy Total Return Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Multi-Strategy Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 69,546 $ — $ 69,546
Bank Loans — 31,180 1,313 32,493
Common Stocks 48,206 14,564 96 62,866
Convertible Preferred Stocks — 290 364 654
Corporate Bonds — 67,097 — 67,097
Preferred Stocks — 664 — 664
Private Investment Company
2
— — — 16
Short-Term Investments 98,185 — — 98,185
Securities Lending Collateral 6,131 — — 6,131
Options Purchased 35 731 — 766
Total Securities 152,557 184,072 1,773 338,418
Swaps* — 7,063 — 7,063
Forward Currency Exchange
Contracts — 1,449 — 1,449
Futures Contracts* 522 — — 522
Total $ 153,079 $ 192,584 $ 1,773 $ 347,452
Liabilities
Options Written $ 21 $ 1,331 $ — $ 1,352
Swaps* — 6,560 — 6,560
Forward Currency Exchange
Contracts — 2,144 — 2,144
Futures Contracts* 2,996 — — 2,996
Total $ 3,017 $ 10,035 $ — $ 13,052
1
Includes Asset-Backed Securities, Convertible Bonds, Government Bonds, Municipal Securities
and Non-U.S. Government Mortgage-Backed Securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Multi-Strategy Total Return Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 14
Interest rate derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Futures
,
Securities^ 1,576
Foreign exchange derivatives
Forwards
,
Securities^ 1,469
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 787
Commodity derivatives Bilateral Swaps and Premiums 4
Equity derivatives
Bilateral Swaps and Premiums
,
Futures
,
Securities^ 5,950
^
,*
Total $ 9,800
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 8
Interest rate derivatives Centrally Cleared Swaps, Futures,
Options Written 1,448
Foreign exchange derivatives
Forwards
,
Options Written 2,180
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Options Written 2,681
Equity derivatives
Bilateral Swaps and Premiums
,
Futures
,
Options Written 6,735
Total $ 13,052
*
The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.
^
Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Multi-Strategy Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 38 $ 38
Interest rate
derivatives 154 120 (2,510) — 189 (2,047)
Foreign
exchange
derivatives (9) 89 — (3,041) — (2,961)
Credit
derivatives (97) 570 — — (1,046) (573)
Equity
derivatives (681) 858 (7,587) — 4,238 (3,172)
Commodity
derivatives — — — — (22) (22)
Total $ (633) $ 1,637 $ (10,097) $ (3,041) $ 3,397 $ (8,737)

T. ROWE PRICE Multi-Strategy Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 20 $ 20
Interest rate
derivatives (409) 21 (151) — (507) (1,046)
Foreign
exchange
derivatives (41) (7) — (1,632) — (1,680)
Credit
derivatives 4 (19) — — (27) (42)
Equity
derivatives 49 (61) (645) — 665 8
Commodity
derivatives — — — — 7 7
Total $ (397) $ (66) $ (796) $ (1,632) $ 158 $ (2,733)
^ Options purchased are reported as securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of April 30, 2023, cash of $9,759,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.

T. ROWE PRICE Multi-Strategy Total Return Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 831 $ (794) $ 37 $ — $ 37
Barclays Bank 195 (229) (34) — —
BNP Paribas 146 (116) 30 — 30
BNY Mellon 4 (3) 1 — 1
Canadian Imperial
Bank of Commerce 54 (58) (4) — —
Citibank 920 (646) 274 — 274
Deutsche Bank 31 (81) (50) — —
Goldman Sachs 1,259 (1,360) (101) 200 99
HSBC Bank 269 (214) 55 — 55
JPMorgan Chase 553 (921) (368) 350 —
Morgan Stanley 2,887 (3,424) (537) 468 —
RBC Dominion
Securities 97 (119) (22) — —
Standard Chartered 32 (33) (1) — —
State Street 171 (673) (502) 630 128
UBS Investment
Bank 364 (254) 110 — 110
Wells Fargo 17 (7) 10 — 10
Total $ 7,830 $ (8,932)
*
In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Multi-Strategy Total Return Fund

unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 17%
and 21% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
April 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 48% and 67% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;

T. ROWE PRICE Multi-Strategy Total Return Fund

as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract.
In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended April 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 23%
and 51% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk, equity price risk and commodity risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly

T. ROWE PRICE Multi-Strategy Total Return Fund

with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of

T. ROWE PRICE Multi-Strategy Total Return Fund

credit quality. As of April 30, 2023, the notional amount of protection sold by the fund totaled $25,709,000 (7.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 101% and 119% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

T. ROWE PRICE Multi-Strategy Total Return Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Multi-Strategy Total Return Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment

T. ROWE PRICE Multi-Strategy Total Return Fund

at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2023, the value of loaned securities was $5,925,000;
the value of cash collateral and related investments was $6,131,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $121,561,000 and $124,235,000, respectively, for the six months ended April 30, 2023.

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2022, the fund had $24,895,000 of available capital loss carryforwards.
At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $341,825,000. Net unrealized loss aggregated $7,380,000 at period-end, of which $19,119,000 related to appreciated investments and $26,499,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Multi-Strategy Total Return Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended April 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $922,000 remain subject to repayment by the fund at April 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30,
2023, expenses incurred pursuant to these service agreements were $59,000 for Price
Associates; $18,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At April 30, 2023, approximately 91% of the I Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
Investor Class I Class
Expense limitation/I Class Limit 1.19% 0.05%
Expense limitation date 02/29/24 02/29/24
(Waived)/repaid during the period ($000s) $(26) $(140)

T. ROWE PRICE Multi-Strategy Total Return Fund

organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2023, this reimbursement amounted to $1,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Multi-Strategy Total Return Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Multi-Strategy Total Return Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Multi-Strategy Total Return Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts.

T. ROWE PRICE Multi-Strategy Total Return Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

average daily net assets—and the fund pays its own expenses of operations. Under each
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the burden of higher operating costs until the fund achieves greater scale. In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense
Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1112-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023